united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Income Trends Fund
AmericaFirst Absolute Return Fund
AmericaFirst Quantitative Strategies Fund
AmericaFirst Seasonal Trends Fund

December 31, 2014

AmericaFirst Quantitative Funds
c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290), Roseville, CA. The Funds’ distributor is Northern Lights Distributors, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated October 31, 2014 were as follows:

AmericaFirst Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	3.60%
AmericaFirst Defensive Growth Fund Class A, after waiver and reimbursement	3.35%
AmericaFirst Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	4.10%
AmericaFirst Defensive Growth Fund Class U, after waiver and reimbursement	3.85%
AmericaFirst Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	3.10%
AmericaFirst Defensive Growth Fund Class I, after waiver and reimbursement	1.95%

AmericaFirst Income Trends Fund Class A, gross of fee waivers or expense reimbursements	2.47%
AmericaFirst Income Trends Fund Class A, after waiver and reimbursement	2.24%
AmericaFirst Income Trends Fund Class U, gross of fee waivers or expense reimbursements	2.97%
AmericaFirst Income Trends Fund Class U, after waiver and reimbursement	2.74%
AmericaFirst Income Trends Fund Class I, gross of fee waivers or expense reimbursements	1.98%
AmericaFirst Income Trends Fund Class I, after waiver and reimbursement	1.43%

AmericaFirst Absolute Return Fund Class A, gross of fee waivers or expense reimbursements	3.09%
AmericaFirst Absolute Return Fund Class A, after fee waiver and reimbursements	2.51%
AmericaFirst Absolute Return Fund Class U, gross of fee waivers or expense reimbursements	3.59%
AmericaFirst Absolute Return Fund Class U, after fee waiver and reimbursements	3.01%
AmericaFirst Absolute Return Fund Class I, gross of fee waivers or expense reimbursements	2.60%
AmericaFirst Absolute Return Fund Class I, after fee waiver and reimbursements	1.79%

AmericaFirst Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	1.82%
AmericaFirst Quantitative Strategies Fund Class A, after waiver and reimbursement	1.56%
AmericaFirst Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	2.56%
AmericaFirst Quantitative Strategies Fund Class C, after waiver and reimbursement	2.31%
AmericaFirst Quantitative Strategies Fund Class I, gross of fee waivers or expense reimbursements	1.57%*
AmericaFirst Quantitative Strategies Fund Class I, after fee waiver and reimbursements	1.57%*

AmericaFirst Seasonal Trends Fund Class A, gross of fee waivers or expense reimbursements	2.78%
AmericaFirst Seasonal Trends Fund Class A, after fee waiver and reimbursements	2.49%
AmericaFirst Seasonal Trends Fund Class U, gross of fee waivers or expense reimbursements	3.19%
AmericaFirst Seasonal Trends Fund Class U, after fee waiver and reimbursements	2.99%
AmericaFirst Seasonal Trends Fund Class I, gross of fee waivers or expense reimbursements	2.08%
AmericaFirst Seasonal Trends Fund Class I, after fee waiver and reimbursements	1.99%

* Estimated, as stated in class I prospectus dated December 30, 2014

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.94% for Class I shares of the AmericaFirst Defensive Growth Fund’s average daily net assets through October 31, 2015. However, as of November 8, 2013, Class I shares do not exclude borrowing costs from the expense limitation. Total Gross Operating Expenses during the six months ended December 31, 2014 were 3.23% for Class A, 3.73% for Class U and 2.71% for Class I of the AmericaFirst Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares and 1.40% for Class I shares of the AmericaFirst Income Trends Fund’s average daily net assets through October 31, 2015. However, as of November 8, 2013, Class I shares do not exclude borrowing costs from the expense limitation. Total Gross Operating Expenses during the six months ended December 31, 2014 were 2.45% for Class A, 2.95% for Class U and 1.94% for Class I of the AmericaFirst Income Trends Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.74% for Class I shares of the AmericaFirst Absolute Return Fund’s average daily net assets through October 31, 2015. However, as of November 8, 2013, Class I shares do not exclude borrowing costs from the expense limitation. Total Gross Operating Expenses during the six months ended December 31, 2014 were 3.22% for Class A and 3.72% for Class U and 2.72% for Class I of the AmericaFirst Absolute Return Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares, 2.25% for Class C shares and 1.95% for Class I shares of the AmericaFirst Quantitative Strategies Fund’s average daily net assets through October 31, 2015 and through October 31, 2016 for Class I shares. Total Gross Operating Expenses during the period ended December 31, 2014 were 1.66% for Class A and 2.41% for Class C of the AmericaFirst Quantitative Strategies Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Seasonal Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the AmericaFirst Seasonal Trends Fund’s average daily net assets through October 31, 2015. Total Gross Operating Expenses during the six months ended December 31, 2014 were 2.71% for Class A and 3.21% for Class U and 2.21% for Class I of the AmericaFirst Seasonal Trends Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 3) sections of this report for gross and net expense related disclosure during the six months ended December 31, 2014.

1

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited) (Continued)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (7/1/14) and held for the entire period through 12 /31/14.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2014 through December 31, 2014

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/14	12/31/14	Period*

AmericaFirst Defensive Growth Fund Class A (+2.67%)	$ 1,000.00	$ 1,026.70	$ 15.80
AmericaFirst Defensive Growth Fund Class U (+2.39%)	1,000.00	1,023.90	18.33
AmericaFirst Defensive Growth Fund Class I (+3.40%)	1,000.00	1,034.00	8.70

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/14	12/31/14	Period*

AmericaFirst Defensive Growth Fund Class A	$ 1,000.00	$ 1,009.61	$ 15.67
AmericaFirst Defensive Growth Fund Class U	1,000.00	1,007.09	18.18
AmericaFirst Defensive Growth Fund Class I	1,000.00	1,016.65	8.63

*	Expenses are equal to the Fund’s annualized expense ratios of 3.09%, 3.59% and 1.70% for the AmericaFirst Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
2

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2014 through December 31, 2014

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/14	12/31/14	Period*

AmericaFirst Income Trends Fund Class A (-4.97%)	$ 1,000.00	$ 950.30	$ 10.81
AmericaFirst Income Trends Fund Class U (-5.21%)	1,000.00	947.90	13.26
AmericaFirst Income Trends Fund Class I (-4.50%)	1,000.00	955.00	6.80

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/14	12/31/14	Period*

AmericaFirst Income Trends Fund Class A	$ 1,000.00	$ 1,014.12	$ 11.17
AmericaFirst Income Trends Fund Class U	1,000.00	1,011.59	13.69
AmericaFirst Income Trends Fund Class I	1,000.00	1,018.25	7.02

*	Expenses are equal to the Fund’s annualized expense ratios of 2.20%, 2.73% and 1.38% for the AmericaFirst Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2014 through December 31, 2014

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/14	12/31/14	Period**

AmericaFirst Absolute Return Fund Class A (+1.42%)	$ 1,000.00	$ 1,014.20	$ 12.74
AmericaFirst Absolute Return Fund Class U (+1.10%)	1,000.00	1,011.00	15.26
AmericaFirst Absolute Return Fund Class I (+1.72%)	1,000.00	1,017.20	9.10

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/14	12/31/14	Period**

AmericaFirst Absolute Return Fund Class A	$ 1,000.00	$ 1,012.55	$ 12.73
AmericaFirst Absolute Return Fund Class U	1,000.00	1,010.03	15.25
AmericaFirst Absolute Return Fund Class I	1,000.00	1,016.18	9.10

**	Expenses are equal to the Fund’s annualized expense ratios of 2.51%, 3.01% and 1.79% for the AmericaFirst Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
3

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2014 through December 31, 2014

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/14	12/31/14	Period*^

AmericaFirst Quantitative Strategies Fund Class A (-4.03%)	$ 1,000.00	$ 959.70	$ 8.10
AmericaFirst Quantitative Strategies Fund Class C (-4.51%)	1,000.00	954.90	12.12
AmericaFirst Quantitative Strategies Fund Class I (+0.00%)	1,000.00	1,000.00	0.00

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/14	12/31/14	Period*^

AmericaFirst Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,016.94	$ 8.34
AmericaFirst Quantitative Strategies Fund Class C	1,000.00	1,012.80	12.48
AmericaFirst Quantitative Strategies Fund Class I	1,000.00	1,015.38	9.91

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the AmericaFirst Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

^	Expenses are equal to the Fund’s annualized expense ratios of 0.00% for the AmericaFirst Quantitative Strategies Fund Class I shares; multiplied by the average account value over the period, multiplied by 1/365 to reflect the period December 31, 2014 (commencement of operations) to December 31, 2014 for actual expenses and multiplied by 184/365 to reflect the one-half year period for hypothetical expenses.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2014 through December 31, 2014

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/14	12/31/14	Period*

AmericaFirst Seasonal Trends Fund Class A (-1.17%)	$ 1,000.00	$ 988.30	$ 12.28
AmericaFirst Seasonal Trends Fund Class U (-1.49%)	1,000.00	985.10	14.76
AmericaFirst Seasonal Trends Fund Class I (-0.96%)	1,000.00	990.40	9.78

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/14	12/31/14	Period*

AmericaFirst Seasonal Trends Fund Class A	$ 1,000.00	$ 1,012.85	$ 12.43
AmericaFirst Seasonal Trends Fund Class U	1,000.00	1,010.33	14.95
AmericaFirst Seasonal Trends Fund Class I	1,000.00	1,015.38	9.91

*	Expenses are equal to the Fund’s annualized expense ratios of 2.45%, 2.95% and 1.95% for the AmericaFirst Seasonal Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363. Please read it carefully before you invest or send money.

4

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	COMMON STOCK - 96.3%
	AGRICULTURE - 9.3%
207,840	Alliance One International, Inc. * (a)	$328,387
11,134	Altria Group, Inc. (a)	548,572
14,972	Archer-Daniels-Midland Co. (a)	778,544
4,584	British American Tobacco PLC - ADR (a)	494,247
7,775	Bunge, Ltd. (a)	706,825
8,609	Lorillard, Inc. (a)	541,850
6,150	Philip Morris International, Inc. (a)	500,917
8,633	Reynolds American, Inc. (a)	554,843
11,870	Universal Corp. (a)	522,043
		4,976,228
	BEVERAGES - 7.7%
11,855	Coca-Cola Enterprises, Inc. (a)	524,228
83,034	Cott Corp. (a)	571,274
4,492	Diageo PLC - ADR (a)	512,492
7,929	Dr. Pepper Snapple Group, Inc. (a)	568,351
8,235	Keurig Green Mountain, Inc. (a)	1,090,273
11,569	Molson Coors Brewing Co. (a)	862,122
		4,128,740
	BIOTECHNOLOGY - 8.5%
5,135	Bio-Rad Laboratories, Inc. * (a)	619,076
5,353	Celgene Corp. * (a)	598,787
8,593	Charles River Laboratories International, Inc. * (a)	546,859
16,184	Isis Pharmaceuticals, Inc. * (a)	999,200
67,971	PDL BioPharma, Inc. (a)	524,056
4,072	United Therapeutics Corp. * (a)	527,283
6,112	Vertex Pharmaceuticals, Inc. * (a)	726,106
		4,541,367
	CHEMICALS - 2.4%
1,546,037	Huabao International Holdings, Ltd. (a)	1,262,095

	COMMERCIAL SERVICES - 0.9%
8,567	Parexel International Corp. * (a)	475,983

	COSMETICS / PERSONAL CARE - 2.0%
6,135	Procter & Gamble Co. (a)	558,837
13,187	Unilever NV - ADR (a)	514,820
		1,073,657
	ELECTRIC - 8.5%
36,976	AES Corp. (a)	509,160
1,341,453	China Power International Development, Ltd. (a)	679,887
229,682	China Resources Power Holdings Co., Ltd. (a)	592,414
286,552	Duet Group (a)	565,524
15,012	Exelon Corp. (a)	556,645
15,167	FirstEnergy Corp. (a)	591,361
74,379	Genie Energy, Ltd. (a)	459,662
28,968	Teco Energy, Inc. (a)	593,554
		4,548,207

The accompanying notes are an integral part of these financial statements.

5

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	FOOD - 10.0%
18,634	B&G Foods, Inc. (a)	$557,157
12,062	Campbell Soup Co. (a)	530,728
22,514	Fresh Del Monte Produce, Inc. (a)	755,345
10,229	General Mills, Inc. (a)	545,513
4,789	Ingredion, Inc. (a)	406,299
8,368	Kellogg Co. (a)	547,602
9,170	Kraft Foods Group, Inc. (a)	574,592
17,893	Mondelez International, Inc. (a)	649,963
18,969	Tyson Foods, Inc. (a)	760,467
		5,327,666
	GAS - 5.6%
21,244	CenterPoint Energy, Inc. (a)	497,747
10,244	Southwest Gas Corp. (a)	633,182
111,667	Tokyo Gas Co., Ltd. (a)	607,475
12,675	Vectren Corp. * (a)	585,965
11,955	WGL Holdings, Inc. (a)	652,982
		2,977,351
	HEALTHCARE-PRODUCTS - 12.2%
35,183	AngioDynamics, Inc. * (a)	668,829
43,060	Boston Scientific Corp. * (a)	570,545
19,843	Cochlear, Ltd. (a)	1,262,581
14,661	Conmed Corp. (a)	659,159
5,891	Covidien PLC (a)	602,531
10,102	Cyberonics, Inc. * (a)	562,479
463	Halyard Health, Inc. * (a)	21,053
12,321	Hill-Rom Holdings, Inc. (a)	562,084
10,598	Integra Life Sciences Holdings Corp. * (a)	574,730
25,614	Invacare Corp. (a)	429,291
23,502	Masimo Corp. * (a)	619,043
		6,532,325
	HOUSEHOLD PRODUCTS/WARES - 3.3%
4,787	Kimberly-Clark Corp. (a)	553,090
15,080	Reckitt Benckiser Group PLC (a)	1,225,092
		1,778,182
	HOUSEWARES - 0.9%
7,652	Tupperware Brands Corp. (a)	482,076

	INTERNET - 0.9%
12,685	WebMD Health Corp. * (a)	501,692

	LEISURE TIME - 2.4%
525,078	Ardent Leisure Group (a)	1,255,560

	OIL & GAS SERVICES - 0.8%
3,957	Targa Resources Corp. (a)	419,640

The accompanying notes are an integral part of these financial statements.

6

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	PACKAGING & CONTAINERS - 2.3%
344,002	Pact Group Holdings, Ltd. (a)	$1,225,409

	PHARMACEUTICALS - 16.7%
12,375	Abbott Laboratories (a)	557,122
7,258	AstraZeneca PLC - ADR (a)	510,818
814	Biofermin Pharmaceutical Co., Ltd. (a)	19,808
6,854	Cardinal Health, Inc. (a)	553,323
15,080	Indivior PLC * (a)	35,130
53,296	Kaken Pharmaceutical Co., Ltd. (a)	1,038,843
5,749	Mallinckrodt PLC (a)	569,323
8,807	Merck & Co., Inc. (a)	500,150
81,303	Mitsubishi Tanabe Pharma Corp. (a)	1,200,520
10,944	Mylan, Inc. * (a)	616,913
35,171	Nature’s Sunshine Products, Inc. (a)	521,234
8,163	Omnicare, Inc. (a)	595,328
2,095,348	Sigma Pharmaceuticals, Ltd. (a)	1,269,752
15,924	Teva Pharmaceutical Industries, Ltd. - ADR (a)	915,789
		8,904,053
	RETAIL - 1.0%
11,715	Nu Skin Enterprises, Inc. (a)	511,946

	SOFTWARE - 0.9%
25,166	MedAssets, Inc. * (a)	497,280

	TOTAL COMMON STOCK (Cost - $49,128,402)	51,419,457

	EXCHANGE TRADED FUND - 2.3%
	EQUITY FUND - 2.3%
12,153	iShares Global Healthcare ETF (a)	1,209,953
	TOTAL EXCHANGE TRADED FUND (Cost - $1,182,042)

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
238,204	Dreyfus Cash Management, Institutional Shares - 0.03% **	238,204
	TOTAL SHORT-TERM INVESTMENTS (Cost - $238,204)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 99.0% (Cost - $50,548,648) (b)	$52,867,614
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (20.5)% (Proceeds - $9,058,551)	(10,935,779)
	OTHER ASSETS LESS LIABILITIES - 21.5%	11,465,791
	NET ASSETS - 100.0%	$53,397,626

The accompanying notes are an integral part of these financial statements.

7

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (20.5)%
	COMMON STOCK - (19.7)%
	BANKS - (0.7)%
(12,181)	Deutsche Bank AG	$(365,674)

	BEVERAGES - (2.0)%
(8,235)	Keurig Green Mountain, Inc.	(1,090,273)

	BIOTECHNOLOGY - (3.2)%
(16,184)	Isis Pharmaceuticals, Inc. *	(999,200)
(6,112)	Vertex Pharmaceuticals, Inc. *	(726,106)
		(1,725,306)
	CHEMICALS - (0.9)%
(16,010)	OM Group, Inc.	(477,098)

	COMMERCIAL SERVICES - (0.9)%
(2,667)	CoStar Group, Inc. *	(489,741)

	COMPUTERS - (0.6)%
(3,510)	Stratasys, Ltd. *	(291,716)

	COSMETICS/PERSONAL CARE - (1.0)%
(24,718)	Elizabeth Arden, Inc. *	(528,718)

	DIVERSIFIED FINANCIAL SERVICES - (1.7)%
(12,572)	Air Lease Corp.	(431,345)
(2,102)	Intercontinental Exchange, Inc.	(460,948)
		(892,293)
	ENTERTAINMENT - (0.7)%
(15,825)	DreamWorks Animation SKG, Inc. *	(353,372)

	FOOD - (0.8)%
(4,789)	Ingredion, Inc.	(406,299)

	INTERNET - (0.7)%
(10,146)	SINA Corp. *	(379,562)

	OIL & GAS - (0.5)%
(32,000)	Cobalt International Energy, Inc. *	(284,480)

	PHARMACEUTICALS - (0.9)%
(8,896)	Clovis Oncology, Inc. *	(498,176)

	PIPELINES - (0.7)%
(10,270)	EnLink Midstream LLC	(365,201)

The accompanying notes are an integral part of these financial statements.

8

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	REAL ESTATE INVESTMENT TRUST - (1.4)%
(36,555)	American Realty Capital Properties, Inc.	$(330,823)
(5,184)	Crown Castle International Corp.	(407,981)
		(738,804)
	SOFTWARE - (1.6)%
(8,381)	CommVault Systems, Inc. *	(433,214)
(157,766)	Zynga, Inc. *	(419,657)
		(852,871)
	TELECOMMUNICATIONS - (0.5)%
(68,579)	Sprint Corp. *	(284,603)

	TRANSPORTATION - (0.9)%
(38,977)	UTI Worldwide, Inc. *	(470,452)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $8,670,799)	(10,494,639)

	EXCHANGE TRADED FUND - (0.8)%
	EQUITY FUND - (0.8)%
(14,000)	iPath S&P 500 VIX Short-Term Futures ETN *	(441,140)
	TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $387,752)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $9,058,551)	$(10,935,779)

ADR - American Depository Receipt

ETN - Exchange Traded Note

PLC - Public Limited Company

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2014 and is subject to change daily.

(a)	All or a portion of the security is segregated as collateral for securities sold short at December 31, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $41,560,608 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,275,747
Unrealized depreciation:	(3,904,520)
Net unrealized appreciation:	$371,227

The accompanying notes are an integral part of these financial statements.

9

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
PHARMACEUTICALS, NET	$8,405,877	20.04%
HEALTHCARE-PRODUCTS	6,532,325	15.58%
AGRICULTURE	4,976,228	11.87%
FOOD, NET	4,921,367	11.74%
ELECTRIC	4,548,207	10.85%
BEVERAGES, NET	3,038,467	7.25%
GAS	2,977,351	7.10%
BIOTECHNOLOGY, NET	2,816,061	6.72%
HOUSEHOLD PRODUCTS/WARES	1,778,182	4.24%
LEISURE TIME	1,255,560	2.99%
PACKAGING & CONTAINERS	1,225,409	2.92%
CHEMICALS, NET	784,997	1.87%
EQUITY FUND, NET	768,813	1.83%
COSMETICS/PERSONAL CARE, NET	544,939	1.30%
RETAIL	511,946	1.22%
HOUSEWARES	482,076	1.15%
OIL & GAS SERVICES	419,640	1.00%
MONEY MARKET FUND	238,204	0.57%
INTERNET, NET	122,130	0.29%
COMMERICAL SERVICES, NET	(13,758)	-0.03%
OIL & GAS	(284,480)	-0.68%
TELECOMMUNICATIONS	(284,603)	-0.68%
COMPUTERS	(291,716)	-0.70%
ENTERTAINMENT	(353,372)	-0.84%
SOFTWARE, NET	(355,591)	-0.85%
PIPELINES	(365,201)	-0.87%
BANKS	(365,674)	-0.87%
TRANSPORTATION	(470,452)	-1.12%
REAL ESTATE INVESTMENT TRUSTS	(738,804)	-1.76%
DIVERSIFIED FINANCIAL SERVICES	(892,293)	-2.13%
Total Portfolio Holdings	$41,931,835	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2014 and are subject to change.

The accompanying notes are an integral part of these financial statements.

10

AmericaFirst Income Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	COMMON STOCK - 51.5%
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
9,671	Evercore Partners, Inc.	$506,470

	ELECTRIC - 11.3%
85,385	AES Tiete SA	586,580
122,752	Cia Energetica de Minas Gerais	608,218
55,190	Cia Paranaense de Energia	744,068
20,826	Southern Co.	1,022,765
566,841	Spark Infrastructure Group	988,716
		3,950,347
	GAS - 2.6%
12,647	National Grid PLC - ADR	893,637

	OIL & GAS - 1.1%
16,559	Calumet Specialty Products Partners LP	371,087

	OIL & GAS SERVICES - 1.9%
30,994	Exterran Partners LP	670,090

	PIPELINES - 5.3%
14,927	EnLink Midstream Partners LP	433,032
5,400	Magellan Midstream Partners LP	446,364
1,893	NuStar Energy LP	109,321
9,418	Sunoco Logistics Partners LP	393,484
6,713	TC PipeLines LP	478,100
		1,860,301
	PRIVATE EQUITY - 2.5%
14,439	Blackstone Group	488,471
4,295	Icahn Enterprises LP	397,159
		885,630
	REAL ESTATE - 2.7%
255,009	Charter Hall Group	943,898

	REAL ESTATE INVESTMENT TRUSTS - 22.6%
274,471	Charter Hall Retail REIT	926,029
21,461	Equity LifeStyle Properties, Inc.	1,106,315
787	GLP J-REIT	877,144
125,736	New York Mortgage Trust, Inc.	969,425
515,000	Novion Property Group	894,075
26,589	Omega Healthcare Investors, Inc.	1,038,832
82,869	Spirit Realty Capital, Inc.	985,312
18,001	Sun Communities, Inc.	1,088,341
		7,885,473

	TOTAL COMMON STOCK (Cost - $18,159,876)	17,966,933

The accompanying notes are an integral part of these financial statements.

11

AmericaFirst Income Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Principal		Value
	BONDS & NOTES - 5.1%
	DISTRIBUTION / WHOLESALE - 2.6%
$870,000	VWR Funding, Inc., 7.25%, 9/15/17	$912,413

	TELECOMMUNICATIONS - 2.5%
800,000	Level 3 Financing, Inc., 8.625%, 7/15/20	867,000

	TOTAL BONDS & NOTES (Cost - $1,781,771)	1,779,413

Shares
	SHORT-TERM INVESTMENTS - 35.2%
	MONEY MARKET FUND - 35.2%
12,267,486	Dreyfus Cash Management, Institutional Shares - 0.03% **	12,267,486
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $12,267,486)

	TOTAL INVESTMENTS - 91.8% (Cost - $32,209,133) (a)	$32,013,832
	OTHER ASSETS LESS LIABILITIES - 8.2%	2,863,848
	NET ASSETS - 100.0%	$34,877,680

ADR - American Depositary Receipt

LP - Limited Partnership.

REIT - Real Estate Investment Trust.

**	The rate shown represents the rate at December 31, 2014 and is subject to change daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,101,069 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,046,520
Unrealized Depreciation:	(1,133,757)
Net Unrealized Depreciation:	$(87,237)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
MONEY MARKET FUND	$12,267,486	38.32%
REAL ESTATE INVESTMENT TRUST	7,885,473	24.63%
ELECTRIC	3,950,347	12.34%
PIPELINES	1,860,301	5.81%
REAL ESTATE	943,898	2.95%
DISTRIBUTION/WHOLESALE	912,413	2.85%
GAS	893,637	2.79%
PRIVATE EQUITY	885,630	2.77%
TELECOMMUNICATIONS	867,000	2.71%
OIL & GAS SERVICES	670,090	2.09%
DIVERSIFIED FINANCIAL SERVICES	506,470	1.58%
OIL & GAS	371,087	1.16%
Total Portfolio Holdings	$32,013,832	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2014 and are subject to change.

The accompanying notes are an integral part of these financial statements.

12

AmericaFirst Absolute Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	COMMON STOCK - 64.9%
	AGRICULTURE - 0.9%
1,055	Altria Group, Inc.	$51,980
449	British American Tobacco PLC - ADR	48,411
811	Reynolds American, Inc.	52,123
		152,514
	AIRLINES - 5.5%
6,335	Alaska Air Group, Inc.	378,580
20,478	Hawaiian Holdings, Inc. *	533,452
		912,032
	APPAREL - 0.3%
754	VF Corp.	56,475

	BIOTECHNOLOGY - 0.3%
540	Gilead Sciences, Inc. *	50,900

	BUILDING MATERIALS - 0.3%
583	Eagle Materials, Inc.	44,325

	COMMERCIAL SERVICES - 2.2%
4,994	Deluxe Corp.	310,876
575	MasterCard, Inc.	49,542
		360,418
	COMPUTERS - 5.9%
472	Apple, Inc.	52,099
4,487	Computer Sciences Corp.	282,905
7,783	Hewlett-Packard Co.	312,332
6,455	Lexmark International, Inc.	266,398
800	Synaptics, Inc. *	55,072
		968,806
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
375	Ameriprise Financial, Inc.	49,594
5,863	Evercore Partners, Inc.	307,045
		356,639
	ELECTRONICS - 2.0%
14,221	Corning, Inc.	326,087

	ENERGY-ALTERNATE SOURCES - 1.4%
3,744	REX American Resources Corp. *	232,016

	ENGINEERING & CONSTRUCTION - 0.1%
297	Ferrovial SA	5,905

	GAS - 0.6%
464	Sempra Energy	51,671
1,365	UGI Corp.	51,843
		103,514
	HEALTHCARE-PRODUCTS - 0.3%
385	Edwards Lifesciences Corp. *	49,041

The accompanying notes are an integral part of these financial statements.

13

AmericaFirst Absolute Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	HEALTHCARE-SERVICES - 5.8%
3,400	Aetna, Inc.	$302,022
2,312	Anthem, Inc.	290,549
3,560	Cigna Corp.	366,360
		958,931
	HOME FURNISHINGS - 3.8%
13,158	Select Comfort Corp. *	355,661
4,881	Tempur Sealy International, Inc. *	268,016
		623,677
	HOUSEHOLD PRODUCTS/WARES - 0.3%
704	Church & Dwight Co., Inc.	55,482

	INSURANCE - 8.0%
4,502	Allstate Corp.	316,265
12,483	Assured Guaranty, Ltd.	324,433
300	Everest Re Group, Ltd.	51,090
7,913	HCI Group, Inc.	342,158
2,520	PartnerRe, Ltd.	287,608
		1,321,554
	INTERNET - 0.3%
91	Google, Inc. *	47,902

	LEISURE TIME - 2.2%
4,752	Harley-Davidson, Inc.	313,204
1,176	Jarden Corp. *	56,307
		369,511
	MACHINERY-DIVERSIFIED - 0.3%
325	Roper Industries, Inc.	50,814

	MEDIA - 2.3%
900	CBS Corp.	49,806
588	DIRECTV *	50,980
82,163	McClatchy Co. *	272,781
		373,567
	PHARMACEUTICALS - 3.6%
6,343	Herbalife Ltd.	239,131
40,120	SciClone Pharmaceuticals, Inc. *	351,451
		590,582
	PIPELINES - 6.3%
4,400	Energy Transfer Equity LP	252,472
9,064	EnLink Midstream Partners LP	262,947
1,382	Enterprise Products Partners LP	49,918
4,159	NuStar Energy LP	240,182
5,684	Sunoco Logistics Partners LP	237,477
		1,042,996
	PRIVATE EQUITY - 2.0%
40,030	Fortress Investment Group LLC	321,041

The accompanying notes are an integral part of these financial statements.

14

AmericaFirst Absolute Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 1.5%
523	American Tower Corp.	$51,699
739	Digital Realty Trust, Inc.	48,996
387	Federal Realty Investment Trust	51,649
275	Public Storage	50,834
1,025	Realty Income Corp.	48,903
		252,081
	RETAIL - 5.0%
7,556	Abercrombie & Fitch Co.	216,404
6,159	Nu Skin Enterprises, Inc.	269,148
6,846	Penske Automotive Group, Inc.	335,933
		821,485
	SEMICONDUCTORS - 0.3%
695	Qualcomm, Inc.	51,659

	SOFTWARE - 0.3%
605	Ansys, Inc. *	49,610

	TELECOMMUNICATIONS - 0.3%
1,423	Telus Corp.	51,285

	TRANSPORTATION - 0.6%
246	Canadian Pacific Railway, Ltd.	47,402
410	Union Pacific Corp.	48,843
		96,245

	TOTAL COMMON STOCK (Cost - $9,950,651)	10,697,094

	EXCHANGE TRADED FUND - 20.9%
	ASSET ALLOCATION FUND - 9.0%
91,743	Merger Fund	1,429,358
1,015	SPDR Barclays Convertible Securities ETF	47,593
		1,476,951
	CLOSED-END FUND - 2.6%
4,500	Central Fund of Canada, Ltd.	52,110
16,650	PIMCO High Income Fund	187,312
26,022	Templeton Global Income Fund	187,098
		426,520
	COMMODITY FUND - 2.2%
425	ETFS Platinum Trust *	49,746
2,900	iPath Bloomberg Coffee Subindex Total Return ETN *	88,392
3,200	iShares Silver Trust *	48,192
5,950	PowerShares DB Base Metals Fund *	94,605
4,335	United States Oil Fund LP *	88,261
		369,196
	DEBT FUND - 6.2%
2,300	Direxion Daily 20+ Year Treasury Bull 3x Shares *	197,892
4,947	iShares 20+ Year Treasury Bond ETF	622,926
7,400	PowerShares Emerging Markets Sovereign Debt Portfolio	208,384
		1,029,202

The accompanying notes are an integral part of these financial statements.

15

AmericaFirst Absolute Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	EQUITY FUND - 0.9%
2,420	iShares MSCI Emerging Markets ETF	$95,082
1,105	iShares MSCI Pacific ex Japan ETF	48,565
		143,647

	TOTAL EXCHANGE TRADED FUND (Cost - $3,536,486)	3,445,516

	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUND - 15.0%
2,474,200	Dreyfus Cash Management, Institutional Shares - 0.03% **	2,474,200
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,474,200)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 100.8% (Cost - $15,961,337) (a)	$16,616,810
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (13.8)% (Proceeds - $2,345,480) (a)	(2,270,696)
	OTHER ASSETS LESS LIABILITIES - 13.0%	2,143,630
	NET ASSETS - 100.0%	$16,489,744

	INVESTMENTS IN SECURITIES SOLD SHORT* - (13.8)%
	COMMON STOCK - (8.9)%
	ENGINEERING & CONSTRUCTION - (1.6)%
(39,000)	Shimizu Corp.	(267,765)

	FOOD - (1.9)%
(5,700)	Yakult Honsha Co., Ltd.	(303,379)

	HEALTHCARE-PRODUCTS - (3.9)%
(8,600)	Olympus Corp.	(306,348)
(7,600)	Sysmex Corp.	(341,737)
		(648,085)
	PHARMACEUTICALS - (1.5)%
(3,500)	Shire PLC	(247,391)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $1,490,049)	(1,466,620)

	EXCHANGE TRADED FUND - (4.9)%
	COMMODITY FUND - (2.0)%
(3,900)	PowerShares DB Agriculture Fund	(97,071)
(900)	SPDR Gold Shares	(102,222)
(2,000)	Teucrium Corn Fund	(53,280)
(4,530)	United States Natural Gas Fund LP	(66,908)
		(319,481)

The accompanying notes are an integral part of these financial statements.

16

AmericaFirst Absolute Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	EQUITY FUND - (2.9)%
(7,500)	Global X Uranium ETF	$(85,125)
(11,564)	iPath S&P 500 VIX Short-Term Futures ETN	(364,382)
(2,400)	Market Vectors Russia ETF	(35,088)
		(484,595)

	TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $855,431)	(804,076)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $2,345,480)	(2,270,696)

ADR - American Depositary Receipts.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2014 and is subject to change daily.

(a)	Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,770,530 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,026,869
Unrealized depreciation:	(451,285)
Net unrealized appreciation:	$575,584

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
MONEY MARKET FUND	$2,474,200	17.26%
ASSET ALLOCATION FUND	1,476,951	10.30%
INSURANCE	1,321,554	9.21%
PIPELINES	1,042,996	7.27%
DEBT FUND	1,029,202	7.17%
COMPUTERS	968,806	6.75%
HEALTHCARE-SERVICES	958,931	6.68%
AIRLINES	912,032	6.36%
RETAIL	821,485	5.73%
HOME FURNISHINGS	623,677	4.35%
CLOSED-END FUND	426,520	2.97%
MEDIA	373,567	2.60%
LEISURE TIME	369,511	2.58%
COMMERCIAL SERVICES	360,418	2.51%
DIVERSIFIED FINANCIAL SERVICES	356,639	2.49%
PHARMACEUTICALS, NET	343,191	2.39%
ELECTRONICS	326,087	2.27%
PRIVATE EQUITY	321,041	2.24%
REITS	252,081	1.76%
ENERGY-ALTERNATE SOURCES	232,016	1.62%
AGRICULTURE	152,514	1.06%
GAS	103,514	0.72%
TRANSPORTATION	96,245	0.67%
APPAREL	56,475	0.39%
HOUSEHOLD PRODUCTS/WARES	55,482	0.39%
SEMICONDUCTORS	51,659	0.36%
TELECOMMUNICATIONS	51,285	0.36%
BIOTECHNOLOGY	50,900	0.35%
MACHINERY-DIVERSIFIED	50,814	0.35%
COMMODITY FUND, NET	49,715	0.35%
SOFTWARE	49,610	0.35%
INTERNET	47,902	0.33%
BUILDING MATERIALS	44,325	0.31%
ENGINEERING & CONSTRUCTION, NET	(261,860)	-1.83%
FOOD	(303,379)	-2.11%
EQUITY FUND, NET	(340,948)	-2.38%
HEALTHCARE-PRODUCTS, NET	(599,044)	-4.18%
Total Portfolio Holdings	$14,346,114	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2014 and are subject to change.

The accompanying notes are an integral part of these financial statements.

17

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	COMMON STOCK - 86.0%
	AEROSPACE/DEFENSE - 1.0%
21,911	Embraer SA - ADR	$807,639

	AIRLINES - 3.9%
15,906	Alaska Air Group, Inc.	950,543
80,929	American Airlines Group, Inc. *	168,332
21,045	Delta Air Lines, Inc.	1,035,204
24,555	Southwest Airlines Co.	1,039,168
		3,193,247
	APPAREL - 0.9%
21,161	Iconix Brand Group, Inc. *	715,030

	BANKS - 2.1%
17,303	CIT Group, Inc.	827,602
26,196	PrivateBancorp, Inc.	874,946
		1,702,548
	BIOTECHNOLOGY - 1.4%
12,154	Gilead Sciences, Inc. *	1,145,636

	CHEMICALS - 2.8%
1,884,130	Huabao International Holdings, Ltd.	1,538,095
12,001	Westlake Chemical Corp.	733,141
		2,271,236
	COMMERCIAL SERVICES - 2.8%
23,344	Deluxe Corp.	1,453,164
7,693	United Rentals, Inc. *	784,763
		2,237,927
	COMPUTERS - 6.1%
21,355	Computer Sciences Corp.	1,346,433
8,787	DST Systems, Inc.	827,296
36,822	Hewlett-Packard Co.	1,477,667
31,004	Lexmark International, Inc.	1,279,535
		4,930,931
	COSMETICS/PERSONAL CARE - 1.6%
32,536	Unilever NV - ADR	1,270,205

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
27,246	Evercore Partners, Inc.	1,426,873

	ELECTRIC - 5.4%
2,085,670	China Power International Development, Ltd.	1,057,077
359,462	China Resources Power Holdings Co., Ltd.	927,153
455,239	Duet Group	898,436
28,294	PG&E Corp.	1,506,373
		4,389,039

The accompanying notes are an integral part of these financial statements.

18

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	ELECTRONICS - 4.2%
109,176	Corning, Inc.	$2,503,406
40,413	Jabil Circuit, Inc.	882,216
		3,385,622
	ENERGY-ALTERNATE SOURCES - 2.1%
24,756	Green Plains, Inc.	613,454
42,468	Pattern Energy Group, Inc.	1,047,261
		1,660,715
	FOOD - 1.8%
17,133	Ingredion, Inc.	1,453,564

	GAS - 3.2%
171,940	Tokyo Gas Co., Ltd.	935,364
29,993	WGL Holdings, Inc.	1,638,218
		2,573,582
	HEALTHCARE-PRODUCTS - 3.7%
23,890	Cochlear, Ltd.	1,520,086
14,528	Covidien PLC	1,485,924
		3,006,010
	HEALTHCARE-SERVICES - 5.4%
27,864	Health Net, Inc. *	1,491,560
18,590	LifePoint Hospitals, Inc. *	1,336,807
106,453	Select Medical Holdings Corp.	1,532,923
		4,361,290
	HOUSEHOLD PRODUCTS/WARES - 1.7%
16,893	Reckitt Benckiser Group PLC	1,372,379

	HOUSEWARES - 1.5%
18,613	Tupperware Brands Corp.	1,172,619

	INSURANCE - 2.2%
17,587	Axis Capital Holdings, Ltd.	898,520
8,399	Travelers Cos., Inc.	889,034
		1,787,554
	IRON/STEEL - 0.8%
111,843	AK Steel Holdings Corp. *	664,347

	LEISURE TIME - 1.6%
531,912	Ardent Leisure Group	1,271,902

	MINING - 1.5%
28,916	Century Aluminum Co. *	705,550
18,856	U.S. Silica Holdings, Inc.	484,411
		1,189,961
	MISCELLANEOUS MANUFACTURING - 2.8%
12,627	Pentair PLC	838,685
8,932	SPX Corp.	767,437
23,709	Trinity Industries, Inc.	664,089
		2,270,211

The accompanying notes are an integral part of these financial statements.

19

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	OFFICE/BUSINESS EQUIPMENT - 1.1%
63,754	Xerox Corp.	$883,630

	PACKAGING & CONTAINERS - 5.2%
20,310	Ball Corp.	1,384,534
50,107	Owens-Illinois, Inc. *	1,352,388
420,934	Pact Group Holdings, Ltd.	1,499,457
		4,236,379
	PHARMACEUTICALS - 5.0%
1,057	Biofermin Pharmaceutical Co., Ltd.	25,722
16,893	Indivior PLC *	39,354
63,673	Kaken Pharmaceutical Co., Ltd.	1,241,111
97,354	Mitsubishi Tanabe Pharma Corp.	1,437,529
2,124,984	Sigma Pharmaceuticals, Ltd.	1,287,711
		4,031,427
	PIPELINES - 8.9%
22,444	Energy Transfer Equity LP	1,287,837
85,719	EnLink Midstream Partners LP	2,486,708
20,202	NuStar Energy LP	1,166,665
27,775	Sunoco Logistics Partners LP	1,160,439
24,036	Williams Cos., Inc.	1,080,178
		7,181,827
	RETAIL - 1.2%
8,005	Dillard’s, Inc.	1,002,066

	SOFTWARE - 1.1%
29,135	CA, Inc.	887,161

	TRANSPORTATION - 1.2%
19,522	Con-Way, Inc.	960,092

	TOTAL COMMON STOCK (Cost - $69,193,525)	69,442,649

	EXCHANGE TRADED FUND - 7.8%
	DEBT FUND - 6.0%
40,533	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,840,046

	EQUITY FUND - 1.8%
14,513	iShares Global Healthcare ETF	1,444,914

	TOTAL EXCHANGE TRADED FUND (Cost - $6,244,818)	6,284,960

Principal
	BONDS & NOTES - 3.7%
	BANKS - 0.0%
$20,000	Banco Hipotecario SA, 9.75%, 4/27/2016	20,200

The accompanying notes are an integral part of these financial statements.

20

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Principal		Value
	DISTRIBUTION / WHOLESALE - 1.2%
$925,000	VWR Funding, Inc., 7.25%, 9/15/2017	$970,094

	LODGING - 0.4%
2,000,000	Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/2018 @	320,000

	OIL & GAS - 0.9%
1,000,000	EXCO Resources, Inc., 7.50%, 9/15/2018	769,375

	PACKAGING & CONTAINERS - 1.2%
900,000	Reynolds Group Issuer, Inc., 7.50%, 4/15/2019	936,000

	TOTAL BONDS & NOTES (Cost - $3,923,268)	3,015,669

Shares
	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
1,427,097	Dreyfus Cash Management, Institutional Shares, 0.03% **	1,427,097
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,427,097)

	TOTAL INVESTMENTS - 99.3% (Cost - $80,788,708) (a)	$80,170,375
	OTHER ASSETS LESS LIABILITIES - 0.7%	586,465
	NET ASSETS - 100.0%	$80,756,840

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Company.

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2014 and is subject to change daily.

@	Security in default.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $80,562,162 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,240,116
Unrealized depreciation:	(4,631,903)
Net unrealized depreciation:	$(391,787)

The accompanying notes are an integral part of these financial statements.

21

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
PIPELINES	$7,181,827	8.97%
PACKAGING & CONTAINERS	5,172,379	6.46%
COMPUTERS	4,930,931	6.15%
DEBT FUND	4,840,046	6.04%
ELECTRIC	4,389,039	5.47%
HEALTHCARE-SERVICES	4,361,290	5.44%
PHARMACEUTICALS	4,031,427	5.03%
ELECTRONICS	3,385,622	4.22%
AIRLINES	3,193,247	3.98%
HEALTHCARE-PRODUCTS	3,006,010	3.75%
GAS	2,573,582	3.21%
CHEMICALS	2,271,236	2.83%
MISCELLANEOUS MANUFACTURING	2,270,211	2.83%
COMMERCIAL SERVICES	2,237,927	2.79%
INSURANCE	1,787,554	2.23%
BANKS	1,722,748	2.15%
ENERGY-ALTERNATE SOURCES	1,660,715	2.07%
FOOD	1,453,564	1.81%
EQUITY FUND	1,444,914	1.80%
MONEY MARKET FUND	1,427,097	1.78%
DIVERSIFIED FINANCIAL SERVICES	1,426,873	1.78%
HOUSEHOLD PRODUCTS/WARES	1,372,379	1.71%
LEISURE TIME	1,271,902	1.59%
COSMETICS/PERSONAL CARE	1,270,205	1.58%
MINING	1,189,961	1.48%
HOUSEWARES	1,172,619	1.46%
BIOTECHNOLOGY	1,145,636	1.43%
RETAIL	1,002,066	1.25%
DISTRIBUTION/WHOLESALE	970,094	1.21%
TRANSPORTATION	960,092	1.20%
SOFTWARE	887,161	1.11%
OFFICE/BUSINESS EQUIPMENT	883,630	1.10%
AEROSPACE/DEFENSE	807,639	1.01%
OIL & GAS	769,375	0.96%
APPAREL	715,030	0.89%
IRON/STEEL	664,347	0.83%
LODGING	320,000	0.40%
Total Portfolio Holdings	$80,170,375	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2014 and are subject to change.

The accompanying notes are an integral part of these financial statements.

22

AmericaFirst Seasonal Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	COMMON STOCK - 99.9%
	AEROSPACE/DEFENSE - 4.0%
7,444	B/E Aerospace, Inc. *	$431,901
14,357	Embraer SA - ADR	529,199
3,722	KLX, Inc. *	153,532
		1,114,632
	AIRLINES - 7.0%
10,377	Alaska Air Group, Inc.	620,130
13,715	Delta Air Lines, Inc.	674,641
15,963	Southwest Airlines Co.	675,554
		1,970,325
	APPAREL - 1.7%
13,869	Iconix Brand Group, Inc. *	468,633

	AUTO PARTS & EQUIPMENT - 2.1%
5,987	Lear Corp.	587,205

	BANKS - 10.3%
15,704	Bank of the Ozarks, Inc.	595,496
11,321	CIT Group, Inc.	541,483
15,058	East West Bancorp, Inc.	582,895
17,127	PrivateBancorp, Inc.	572,042
55,717	Regions Financial Corp.	588,372
		2,880,288
	CHEMICALS - 3.4%
6,062	LyondellBasell Industries NV	481,262
7,866	Westlake Chemical Corp.	480,534
		961,796
	COMMERCIAL SERVICES - 3.9%
10,713	Heartland Payment Systems, Inc.	577,966
5,024	United Rentals, Inc. *	512,498
		1,090,464
	COMPUTERS - 6.0%
5,123	Apple, Inc.	565,477
5,739	DST Systems, Inc.	540,327
19,264	EMC Corp.	572,911
		1,678,715
	ELECTRONICS - 4.3%
27,104	Corning, Inc.	621,495
26,442	Jabil Circuit, Inc.	577,229
		1,198,724
	ENERGY-ALTERNATE SOURCES - 1.4%
16,194	Green Plains, Inc.	401,287

	FOOD - 2.3%
9,922	Kroger Co.	637,092

The accompanying notes are an integral part of these financial statements.

23

AmericaFirst Seasonal Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	INSURANCE - 8.2%
11,490	Axis Capital Holdings, Ltd.	$587,024
5,570	Chubb Corp.	576,328
5,491	Travelers Cos., Inc.	581,222
16,335	XL Group PLC	561,434
		2,306,008
	INTERNET - 1.9%
462	Priceline Group, Inc. *	526,777

	IRON/STEEL - 1.6%
73,943	AK Steel Holding Corp. *	439,221

	METAL FABRICATE/HARDWARE - 1.9%
12,876	Timken Co.	549,548

	MINING - 9.0%
33,087	Alcoa, Inc.	522,444
18,979	Century Aluminum Co. *	463,088
9,628	Royal Gold, Inc.	603,676
42,265	Stillwater Mining, Co. *	622,986
12,371	U.S. Silica Holdings, Inc.	317,811
		2,530,005
	MISCELLANEOUS MANUFACTURING - 7.3%
4,360	Parker-Hannifin Corp.	562,222
8,255	Pentair PLC	548,297
5,853	SPX Corp.	502,890
15,516	Trinity Industries, Inc.	434,603
		2,048,012
	OFFICE/BUSINESS EQUIPMENT - 2.0%
41,707	Xerox Corp.	578,059

	OIL & GAS SERVICES - 1.7%
25,005	Flotek Industries, Inc. *	468,344

	REAL ESTATE - 2.2%
4,089	Jones Lang LaSalle, Inc.	613,064

	RETAIL - 8.8%
7,886	Asbury Automotive Group, Inc. *	598,705
9,671	AutoNation, Inc. *	584,225
5,223	Dillard’s, Inc.	653,815
7,791	Jack in the Box, Inc.	622,968
		2,459,713
	SEMICONDUCTORS - 2.4%
28,697	Cirrus Logic, Inc. *	676,388

The accompanying notes are an integral part of these financial statements.

24

AmericaFirst Seasonal Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	SOFTWARE - 2.1%
19,033	CA, Inc.	$579,555

	TELECOMMUNICATIONS - 2.2%
22,591	Cisco Systems, Inc.	628,369

	TRANSPORTATION - 2.2%
12,730	Con-Way, Inc.	626,061

	TOTAL COMMON STOCK (Cost - $27,866,587)	28,018,285

	TOTAL INVESTMENTS - 99.9% (Cost - $27,866,587) (a)	$28,018,285
	OTHER ASSETS LESS LIABILITIES - 0.1%	37,295
	NET ASSETS - 100.0%	$28,055,580

ADR - American Depositary Receipt.

*	Non-income producing security

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,866,587 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,417,900
Unrealized depreciation:	(1,266,202)
Net unrealized appreciation	$151,698

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
BANKS	$2,880,288	10.29%
MINING	2,530,005	9.04%
RETAIL	2,459,713	8.78%
INSURANCE	2,306,008	8.23%
MISCELLANEOUS MANUFACTURING	2,048,012	7.31%
AIRLINES	1,970,325	7.03%
COMPUTERS	1,678,715	5.99%
ELECTRONICS	1,198,724	4.28%
AEROSPACE/DEFENSE	1,114,632	3.98%
COMMERCIAL SERVICES	1,090,464	3.89%
CHEMICALS	961,796	3.43%
SEMICONDUCTORS	676,388	2.41%
FOOD	637,092	2.27%
TELECOMMUNICATIONS	628,369	2.24%
TRANSPORTATION	626,061	2.23%
REAL ESTATE	613,064	2.19%
AUTO PARTS & EQUIPMENT	587,205	2.10%
SOFTWARE	579,555	2.07%
OFFICE/BUSINESS EQUIPMENT	578,059	2.06%
METAL FABRICATE/HARDWARE	549,548	1.96%
INTERNET	526,777	1.88%
APPAREL	468,633	1.67%
OIL & GAS SERVICES	468,344	1.67%
IRON/STEEL	439,221	1.57%
ENERGY-ALTERNATE SOURCES	401,287	1.43%
Total Portfolio Holdings	$28,018,285	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2014 and are subject to change.

The accompanying notes are an integral part of these financial statements.

25

AmericaFirst Quantitative Funds

Statements of Assets and Liabilities (Unaudited)

December 31, 2014

	Defensive Growth	Income Trends	Absolute Return	Quantitative	Seasonal Trends
	Fund	Fund	Fund	Strategies Fund	Fund
ASSETS:
Investments in securities, at value:	$52,867,614	$32,013,832	$16,616,810	$80,170,375	$28,018,285
Cash	—	—	1,383,943	—	—
Deposit at broker for securities sold short	11,416,746	—	903,592	—	—
Receivables:
Capital shares sold	197,884	—	—	43,727	60,000
Securities sold	—	2,796,904	204,409	1,025,338	1,283,366
Dividends	94,233	166,516	16,342	139,167	23,903
Interest	8	49,077	64	59,054	—
Prepaid expenses	19,668	17,405	23,049	24,781	5,637
Total assets	64,596,153	35,043,734	19,148,209	81,462,442	29,391,191

LIABILITIES:
Securities sold short, at value	10,935,779	—	2,270,696	—	—
Payables:
Distribution and/or service (12b-1) fees	10,458	14,553	2,632	47,180	8,850
Due to manager	27,747	15,039	6,371	26,078	18,111
Securities purchased	—	—	303,323	—	—
Due to custodian	—	—	—	—	920,441
Capital shares redeemed	193,032	107,502	47,429	534,030	368,111
Due to administrator and other related parties	5,930	3,328	—	30,708	—
Other liabilities and accrued expenses	25,581	25,632	28,014	67,606	20,098
Total liabilities	11,198,527	166,054	2,658,465	705,602	1,335,611

NET ASSETS	$53,397,626	$34,877,680	$16,489,744	$80,756,840	$28,055,580

Investments in securities, at cost	$50,548,648	$32,209,133	$15,961,337	$80,788,708	$27,866,587
Securities sold short, at proceeds	(9,058,551)	—	(2,345,480)	—	—

NET ASSETS CONSIST OF:
Paid-in capital	$53,377,082	$42,636,027	$21,887,506	$82,690,485	$28,311,470
Accumulated/undistributed net investment income (loss)	(150,257)	(645,205)	(3,964)	559,982	18,573
Accumulated net realized capital gain (loss)	(270,937)	(6,918,700)	(6,001,079)	(1,875,294)	(426,161)
Net unrealized appreciation (depreciation) on investments and foreign currency	441,738	(194,442)	607,281	(618,333)	151,698
NET ASSETS	$53,397,626	$34,877,680	$16,489,744	$80,756,840	$28,055,580

The accompanying notes are an integral part of these financial statements.

26

AmericaFirst Quantitative Funds

Statements of Assets and Liabilities (Unaudited)(Continued)

December 31, 2014

	Defensive Growth	Income Trends	Absolute Return	Quantitative		Seasonal Trends
	Fund	Fund	Fund	Strategies Fund		Fund
Net Asset Value Per Share
Class A Shares
Net Assets	$16,864,781	$14,423,357	$8,512,934	$41,303,233		$10,989,697
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,468,952	1,703,154	699,190	6,677,050		1,078,777
Net Asset Value per share	$11.48	$8.47	$12.18	$6.19		$10.19
Maximum offering price per share (maximum sales load of 5%, 4%, 5%, 4% and 5%, respectively)	$12.08	$8.82	$12.82	$6.45		$10.73
Minimum redemption price per share (1)	$11.37	$8.39	$12.06	$6.13		$10.09

Class I Shares
Net Assets	$25,933,405	$7,998,441	$811,630	$6	(4)	$12,743,678
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,185,698	940,360	65,298	1		1,245,113
Net Asset Value and offering price per share	$11.87	$8.51	$12.43	$6.19		$10.24
Minimum redemption price per share (3)	$11.75	$8.42	$12.31	$6.13		$10.14

Class U Shares
Net Assets	$10,599,440	$12,455,882	$7,165,180	$—		$4,322,205
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	944,739	1,471,418	601,484	—		426,181
Net Asset Value per share	$11.22	$8.47	$11.91	$—		$10.14
Maximum offering price per share (maximum sales load of 2.50%, 2.00%, 2.50%, 0% and 2.50%, respectively)	$11.51	$8.64	$12.22	$—		$10.40
Minimum redemption price per share (1)	$11.11	$8.39	$11.79	$—		$10.04

Class C Shares
Net Assets	$—	$—	$—	$39,453,601		$—
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	—	—	—	6,437,668		—
Net Asset Value per share	$—	$—	$—	$6.13		$—
Maximum offering price per share (maximum sales load of 0%, 0%, 0% 1%, and 0% respectively)	$—	$—	$—	$6.19		$—
Minimum redemption price per share (2)(3)	$—	$—	$—	$6.07		$—

(1)	Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(2)	A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4)	Amount is rounded.

The accompanying notes are an integral part of these financial statements.

27

AmericaFirst Quantitative Funds

Statements of Operations (Unaudited)

For the Six Months Ended December 31, 2014

				Quantitative
	Defensive	Income	Absolute	Strategies	Seasonal
	Growth Fund	Trends Fund	Return Fund	Fund	Trends Fund

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $16,829, $19,451, $141, $12,486 and $398, respectively)	$343,127	$588,962	$250,549	$1,154,390	$80,598
Interest income	86	506,475	—	237,816	459,266
Total investment income	343,213	1,095,437	250,549	1,392,206	539,864

EXPENSES:
Management fees	327,525	248,091	128,477	410,381	226,144
Distribution and/or service (12b-1) fees - Class A	37,646	39,007	21,497	53,581	27,230
Distribution and/or service (12b-1) fees - Class C	—	—	—	196,056	—
Distribution and/or service (12b-1) fees - Class U	49,707	69,929	37,938	—	21,152
Administrator and related party fees	35,924	33,552	16,377	60,841	25,891
Registration fees	35,288	35,288	34,279	34,279	32,767
Custody fees	10,250	8,035	9,931	11,162	5,042
Legal Fees	8,067	7,058	4,537	10,586	6,050
Audit and tax fees	7,302	6,806	6,806	7,054	6,645
Compliance officer compensation	7,562	7,562	7,562	7,562	7,562
Interest expense	62,677	—	—	—	—
Trustees’ fees	6,050	5,042	3,277	8,067	6,050
Printing fees	6,554	17,140	6,554	9,577	5,546
Insurance fees	3,277	3,025	1,513	4,790	2,521
Miscellaneous	9,075	14,126	9,330	15,576	9,075

Total expenses	606,904	494,661	288,078	829,512	381,675
Less fees waived and expenses absorbed	(112,222)	(64,474)	(62,087)	(65,724)	(39,538)

Net expenses	494,682	430,187	225,991	763,788	342,137

Net investment income (loss)	(151,469)	665,250	24,558	628,418	197,727

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency transactions	2,066,009	(2,079,217)	227,909	(2,169,150)	(463,886)
Securities sold short	353,724	—	(2,812)	—	—
Change in net unrealized appreciation (depreciation) on:
Investments and foreign currency transactions	(1,027,988)	(543,149)	(132,369)	(2,006,804)	(130,457)
Securities sold short	(21,845)	—	74,784	—	—

Net realized and unrealized gain (loss) on investments	1,369,900	(2,622,366)	167,512	(4,175,954)	(594,343)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,218,431	$(1,957,116)	$192,070	$(3,547,536)	$(396,616)

The accompanying notes are an integral part of these financial statements.

28

AmericaFirst Quantitative Funds

Statements of Changes in Net Assets

	Defensive Growth Fund		Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(151,469)	$(263,861)	$665,250	$1,511,700

Net realized gain (loss) on investments and securities sold short	2,419,733	4,577,280	(2,079,217)	780,479
Change in net unrealized appreciation (depreciation) on investments and securities sold short	(1,049,833)	353,305	(543,149)	475,855
Net increase (decrease) in net assets resulting from operations	1,218,431	4,666,724	(1,957,116)	2,768,034

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	(1,816,351)	(864,905)	—	—
Net realized gain - Class I	(2,788,172)	(746,497)	—	—
Net realized gain - Class U	(1,164,901)	(533,621)	—	—
Net investment income - Class A	—	—	(571,825)	(379,682)
Net investment income - Class I	—	—	(370,079)	(357,299)
Net investment income - Class U	—	—	(476,252)	(313,830)
Return of capital - Class A	—	—	—	(601,254)
Return of capital - Class I	—	—	—	(565,808)
Return of capital - Class U	—	—	—	(496,970)
Total distributions to shareholders	(5,769,424)	(2,145,023)	(1,418,156)	(2,714,843)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	4,899,216	6,209,200	2,399,642	7,312,001
Reinvestment of distributions	1,553,488	803,479	427,036	676,865
Cost of shares redeemed	(1,987,011)	(4,895,615)	(2,383,931)	(3,022,034)
Redemption fees	1,429	1,434	981	1,372
Total Class A Transactions	4,467,122	2,118,498	443,728	4,968,204

Class I
Proceeds from shares sold	14,344,251	7,069,435	797,160	11,089,305
Reinvestment of distributions	1,934,117	616,425	314,812	785,592
Cost of shares redeemed	(2,299,563)	(2,941,854)	(7,305,078)	(5,754,997)
Redemption fees	1,831	1,187	628	1,209
Total Class I Transactions	13,980,636	4,745,193	(6,192,478)	6,121,109

Class U
Proceeds from shares sold	2,003,670	3,009,872	1,247,829	5,110,772
Reinvestment of distributions	1,112,914	524,424	347,598	527,118
Cost of shares redeemed	(655,031)	(1,187,014)	(2,289,718)	(2,135,648)
Redemption fees	926	841	874	1,229
Total Class U Transactions	2,462,479	2,348,123	(693,417)	3,503,471

Net increase (decrease) from capital share transactions	20,910,237	9,211,814	(6,442,167)	14,592,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,359,244	11,733,515	(9,817,439)	14,645,975

NET ASSETS:
Beginning of period	37,038,382	25,304,867	44,695,119	30,049,144
End of period**	$53,397,626	$37,038,382	$34,877,680	$44,695,119

** Includes undistributed net investment income (loss) of:	$(150,257)	$1,212	$(645,205)	$107,701

The accompanying notes are an integral part of these financial statements.

29

AmericaFirst Quantitative Funds

Statements of Changes in Net Assets (Continued)

	Defensive Growth Fund		Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
	(Unaudited)		(Unaudited)
SHARE ACTIVITY:
Class A
Shares sold	390,081	515,893	268,685	786,037
Reinvested distributions	134,969	68,615	48,235	73,140
Shares redeemed	(159,420)	(410,090)	(269,031)	(324,897)
Net increase	365,630	174,418	47,889	534,280

Class I
Shares sold	1,096,613	579,628	89,178	1,190,870
Reinvested distributions	162,668	51,844	35,340	84,831
Shares redeemed	(178,249)	(244,814)	(805,546)	(620,158)
Net increase (decrease)	1,081,032	386,658	(681,028)	655,543

Class U
Shares sold	164,231	252,988	140,574	550,391
Reinvested distributions	98,926	45,483	39,229	57,000
Shares redeemed	(53,902)	(100,216)	(260,948)	(230,382)
Net increase (decrease)	209,255	198,255	(81,145)	377,009

The accompanying notes are an integral part of these financial statements.

30

AmericaFirst Quantitative Funds

Statements of Changes in Net Assets (Continued)

	Absolute Return Fund		Quantitative Strategies Fund		Seasonal Trends Fund
	Six Months	Year	Six Months	Year	Six Months	Period**
	Ended	Ended	Ended	Ended	Ended	Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$24,558	$(103,218)	$628,418	$1,013,785	$197,727	$(1,254)

Net realized gain (loss) on investments and securities sold short	225,097	3,441,097	(2,169,150)	9,075,158	(463,886)	38,979
Change in net unrealized appreciation (depreciation) on investments and securities sold short	(57,585)	1,374,581	(2,006,804)	157,034	(130,457)	282,155
Net increase (decrease) in net assets resulting from operations	192,070	4,712,460	(3,547,536)	10,245,977	(396,616)	319,880

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	—	—	(2,933,920)	(1,518,956)	—	—
Net realized gain - Class I	—	—	—	—	—	—
Net realized gain - Class U	—	—	—	—	—	—
Net realized gain - Class C	—	—	(2,748,430)	(1,852,097)	—	—
Net investment income - Class A	—	—	(269,694)	(596,856)	(61,748)	—
Net investment income - Class I	—	—	—	—	(98,941)	—
Net investment income - Class U	—	—	—	—	(18,465)	—
Net investment income - Class C	—	—	(176,360)	(388,251)	—	—
Return of capital - Class A	—	—	—	—	—	—
Return of capital - Class I	—	—	—	—	—	—
Return of capital - Class U	—	—	—	—	—	—
Total distributions to shareholders	—	—	(6,128,404)	(4,356,160)	(179,154)	—

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	774,783	991,326	9,938,437	24,083,126	2,609,629	10,945,998
Reinvestment of distributions	—	—	3,028,458	1,966,586	41,198	—
Cost of shares redeemed	(1,048,547)	(3,503,848)	(7,084,337)	(12,019,183)	(1,526,543)	(1,044,563)
Redemption fees	705	489	4,837	1,916	4,785	833
Total Class A Transactions	(273,059)	(2,512,033)	5,887,395	14,032,445	1,129,069	9,902,268

Class I
Proceeds from shares sold	249,242	603,575	6	—	2,680,470	23,312,536
Reinvestment of distributions	—	—	—	—	95,288	—
Cost of shares redeemed	(562,655)	(375,640)	—	—	(7,306,976)	(5,852,084)
Redemption fees	70	41	—	—	7,681	1,479
Total Class I Transactions	(313,343)	227,976	6	—	(4,523,537)	17,461,931

Class U
Proceeds from shares sold	113,776	301,180	—	—	510,907	4,094,781
Reinvestment of distributions	—	—	—	—	18,113	—
Cost of shares redeemed	(988,827)	(3,241,858)	—	—	(221,809)	(62,506)
Redemption fees	614	460	—	—	1,936	317
Total Class U Transactions	(874,437)	(2,940,218)	—	—	309,147	4,032,592

Class C
Proceeds from shares sold	—	—	6,037,175	10,258,829	—	—
Reinvestment of distributions	—	—	2,816,522	2,144,131	—	—
Cost of shares redeemed	—	—	(2,504,056)	(3,504,883)	—	—
Redemption fees	—	—	4,464	1,874	—	—
Total Class C Transactions	—	—	6,354,105	8,899,951	—	—

Net increase (decrease) from capital share transactions	(1,460,839)	(5,224,275)	12,241,506	22,932,396	(3,085,321)	31,396,791

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,268,769)	(511,815)	2,565,566	28,822,213	(3,661,091)	31,716,671

**	Commenced operations on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

31

AmericaFirst Quantitative Funds

Statements of Changes in Net Assets (Continued)

	Absolute Return Fund		Quantitative Strategies Fund		Seasonal Trends Fund
	Six Months	Year	Six Months	Year	Six Months	Period**
	Ended	Ended	Ended	Ended	Ended	Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
NET ASSETS:
Beginning of year or period	17,758,513	18,270,328	78,191,274	49,369,061	31,716,671	—
End of year or period*	$16,489,744	$17,758,513	$80,756,840	$78,191,274	$28,055,580	$31,716,671

* Includes undistributed net investment income (loss) of:	$(3,964)	$(28,522)	$559,982	$377,618	$18,573	$—

SHARE ACTIVITY:
Class A
Shares sold	64,405	92,250	1,469,396	3,542,470	254,373	1,070,619
Reinvested distributions	—	—	487,997	295,621	4,075	—
Shares redeemed	(87,331)	(320,351)	(1,077,240)	(1,783,468)	(149,689)	(100,601)
Net increase (decrease)	(22,926)	(228,101)	880,153	2,054,623	108,759	970,018

Class I
Shares sold	20,295	52,743	1	—	260,157	2,253,733
Reinvested distributions	—	—	—	—	9,397	—
Shares redeemed	(46,766)	(34,287)	—	—	(712,308)	(565,866)
Net increase (decrease)	(26,471)	18,456	1	—	(442,754)	1,687,867

Class U
Shares sold	9,729	27,951	—	—	50,249	401,989
Reinvested distributions	—	—	—	—	1,797	—
Shares redeemed	(84,482)	(308,578)	—	—	(21,783)	(6,071)
Net increase (decrease)	(74,753)	(280,627)	—	—	30,263	395,918

Class C
Shares sold	—	—	902,960	1,526,224	—	—
Reinvested distributions	—	—	459,034	325,234	—	—
Shares redeemed	—	—	(378,799)	(527,479)	—	—
Net increase	—	—	983,195	1,323,979	—	—

**	Commenced operations on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

32

AmericaFirst Defensive Growth Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$12.53		$11.58	$10.70	$9.99	$10.00

Investment operations:
Net investment loss (2)	(0.08)		(0.14)	(0.06)	(0.16)	—	(c)
Net realized and unrealized gain (loss) on investments	0.42		1.96	1.72	0.92	(0.01)
Total from investment operations	0.34		1.82	1.66	0.76	(0.01)

Distributions from:
Net investment income	—		—	(0.07)	—	—
Net realized gain	(1.39)		(0.87)	(0.71)	(0.05)	—
Total distributions	(1.39)		(0.87)	(0.78)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$11.48		$12.53	$11.58	$10.70	$9.99

Total return (a)	2.67	% (f)	16.22%	16.35%	7.64%	(0.10	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$16,865		$13,826	$10,754	$5,818	$1,469
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.23	% (e)	3.59%	3.38%	4.06%	5.96	% (e)
After fees waived and expenses absorbed (d)	3.09	% (e)	3.33%	2.92%	3.43%	2.59	% (e)
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(1.34	)% (e)	(1.41)%	(1.02)%	(2.20)%	(3.95	)% (e)
After fees waived and expenses absorbed (d)	(1.20	)% (e)	(1.15)%	(0.57)%	(1.57)%	(0.58	)% (e)
Portfolio turnover rate	193.61	% (f)	586.64%	330.29%	492.70%	41.02	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.29% for the six months ended December 31, 2014, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, 0.82% for the year ended June 30, 2012 and 0.14% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.35% for the six months ended December 31, 2014, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

33

AmericaFirst Defensive Growth Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$12.82		$11.71	$10.77	$9.98	$10.00

Investment operations:
Net investment income (loss) (2)	0.02		—	(0.06)	(0.12)	—	(c)
Net realized and unrealized gain (loss) on investments	0.42		1.98	1.79	0.93	(0.02)
Total from investment operations	0.44		1.98	1.73	0.81	(0.02)

Distributions from:
Net investment income	—		—	(0.09)	—	—
Net realized gain	(1.39)		(0.87)	(0.71)	(0.05)	—
Total distributions	(1.39)		(0.87)	(0.80)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	0.01	0.03	—	(c)

Net asset value, end of period	$11.87		$12.82	$11.71	$10.77	$9.98

Total return (a)	3.40	% (f)	17.46%	16.97%	8.45%	(0.20	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$25,933		$14,160	$8,406	$2,681	$3,001
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.71	% (e)	3.09%	2.83%	3.36%	5.46	% (e)
After fees waived and expenses absorbed (d)	1.70	% (e)	2.01%	2.41%	2.76%	2.09	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.74	)% (e)	(0.87)%	(0.93)%	(1.74)%	(3.57	)% (e)
After fees waived and expenses absorbed (d)	0.27	% (e)	0.00%	(0.50)%	(1.14)%	(0.20	)% (e)
Portfolio turnover rate	193.61	% (f)	586.64%	330.29%	492.70%	41.02	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.29% for the six months ended December 31, 2014, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, 0.82% for the year ended June 30, 2012 and 0.14% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.35% for the six months ended December 31, 2014, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

34

AmericaFirst Defensive Growth Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$12.31		$11.44	$10.62	$9.97	$10.00

Investment operations:
Net investment loss (2)	(0.11)		(0.19)	(0.09)	(0.21)	(0.01)
Net realized and unrealized gain (loss) on investments	0.41		1.93	1.68	0.90	(0.02)
Total from investment operations	0.30		1.74	1.59	0.69	(0.03)

Distributions from:
Net investment income	—		—	(0.06)	—	—
Net realized gain	(1.39)		(0.87)	(0.71)	(0.05)	—
Total distributions	(1.39)		(0.87)	(0.77)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	0.01	—	(c)

Net asset value, end of period	$11.22		$12.31	$11.44	$10.62	$9.97

Total return (a)	2.39	% (f)	15.70%	15.74%	7.05%	(0.30	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10,599		$9,052	$6,146	$5,661	$3,575
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.73	% (e)	4.09%	3.90%	4.47%	6.46	% (e)
After fees waived and expenses absorbed (d)	3.59	% (e)	3.83%	3.43%	3.85%	3.09	% (e)
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(1.86	)% (e)	(1.89)%	(1.32)%	(2.73)%	(4.23	)% (e)
After fees waived and expenses absorbed (d)	(1.72	)% (e)	(1.63)%	(0.86)%	(2.11)%	(0.86	)% (e)
Portfolio turnover rate	193.61	% (f)	586.64%	330.29%	492.70%	41.02	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.29% for the six months ended December 31, 2014, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, 0.82% for the year ended June 30, 2012 and 0.14% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.35% for the six months ended December 31, 2014, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

35

AmericaFirst Income Trends Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$9.25		$9.21	$9.05	$10.09	$10.00

Investment operations:
Net investment income (2)	0.15		0.36	0.60	0.52	0.54
Net realized and unrealized gain (loss) on investments	(0.27)		0.34	0.23	(1.00)	0.30	(g)
Total from investment operations	(0.12)		0.70	0.83	(0.48)	0.84

Distributions from:
Net investment income	(0.66)		(0.25)	(0.56)	(0.55)	(0.55)
Net realized gain	—		—	—	(0.01)	(0.20)
Return of capital	—		(0.41)	(0.11)	—	—
Total distributions	(0.66)		(0.66)	(0.67)	(0.56)	(0.75)

Paid in Capital from Affiliate Payment	—		—	—	— (c)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$8.47		$9.25	$9.21	$9.05	$10.09

Total return (a)	(4.97	)% (f)	7.83%	9.44%	(4.51)%	8.36	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,423		$15,309	$10,325	$5,539	$8,477
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.45	% (e)	2.44%	2.52%	2.43%	2.31	% (e)
After fees waived and expenses absorbed (d)	2.20	% (e)	2.20%	2.21%	2.25%	2.21	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.13	% (e)	3.71%	6.23%	5.64%	5.14	% (e)
After fees waived and expenses absorbed (d)	3.37	% (e)	3.94%	6.54%	5.82%	5.24	% (e)
Portfolio turnover rate	90.85	% (f)	336.01%	315.48%	411.30%	309.01	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

36

AmericaFirst Income Trends Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$9.27		$9.21	$9.05	$10.09	$10.00

Investment operations:
Net investment income (2)	0.18		0.43	0.65	0.52	0.59
Net realized and unrealized gain (loss) on investments	(0.23)		0.34	0.23	(0.96)	0.30	(g)
Total from investment operations	(0.05)		0.77	0.88	(0.44)	0.89

Distributions from:
Net investment income	(0.71)		(0.26)	(0.60)	(0.59)	(0.60)
Net realized gain	—		—	—	(0.01)	(0.20)
Return of capital	—		(0.45)	(0.12)	—	—
Total distributions	(0.71)		(0.71)	(0.72)	(0.60)	(0.80)

Paid in Capital from Affiliate Payment	—		—	—	— (c)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$8.51		$9.27	$9.21	$9.05	$10.09

Total return (a)	(4.50	)% (f)	8.58%	9.96%	(4.01)%	8.86	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,998		$15,033	$8,900	$4,749	$13,277
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.94	% (e)	1.95%	2.02%	1.93%	1.81	% (e)
After fees waived and expenses absorbed (d)	1.38	% (e)	1.49%	1.71%	1.73%	1.71	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.48	% (e)	4.27%	6.76%	5.53%	5.94	% (e)
After fees waived and expenses absorbed (d)	4.04	% (e)	4.73%	7.07%	5.73%	6.04	% (e)
Portfolio turnover rate	90.85	% (f)	336.01%	315.48%	411.30%	309.01	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

37

AmericaFirst Income Trends Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$9.25		$9.21	$9.04	$10.07	$10.00

Investment operations:
Net investment income (2)	0.13		0.31	0.55	0.46	0.50
Net realized and unrealized gain (loss) on investments	(0.30)		0.34	0.24	(0.99)	0.28	(g)
Total from investment operations	(0.17)		0.65	0.79	(0.53)	0.78

Distributions from:
Net investment income	(0.61)		(0.23)	(0.52)	(0.49)	(0.51)
Net realized gain	—		—	—	(0.01)	(0.20)
Return of capital	—		(0.38)	(0.10)	—	—
Total distributions	(0.61)		(0.61)	(0.62)	(0.50)	(0.71)

Paid in Capital from Affiliate Payment	—		—	—	— (c)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$8.47		$9.25	$9.21	$9.04	$10.07

Total return (a)	(5.21	)% (f)	7.30%	8.98%	(4.99)%	7.71	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,456		$14,354	$10,825	$10,349	$23,799
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.95	% (e)	2.94%	3.02%	2.93%	2.81	% (e)
After fees waived and expenses absorbed (d)	2.70	% (e)	2.70%	2.71%	2.75%	2.71	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.61	% (e)	3.21%	5.71%	4.88%	5.25	% (e)
After fees waived and expenses absorbed (d)	2.86	% (e)	3.44%	6.01%	5.06%	5.35	% (e)
Portfolio turnover rate	90.85	% (f)	336.01%	315.48%	411.30%	309.01	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

38

AmericaFirst Absolute Return Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010(1)
	(Unaudited)
Net asset value, beginning of period	$12.01		$9.29	$9.31	$10.80	$8.73	$10.00

Investment operations:
Net investment income (loss) (2)	0.03		(0.04)	0.03	(0.11)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	0.14		2.76	(0.01)	(0.76)	2.16	(1.26)
Total from investment operations	0.17		2.72	0.02	(0.87)	2.07	(1.27)

Distributions from:
Net realized gain	—		—	—	(0.62)	—	—
Return of capital	—		—	(0.04)	—	—	—
Total distributions	—		—	(0.04)	(0.62)	—	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—

Net asset value, end of period	$12.18		$12.01	$9.29	$9.31	$10.80	$8.73

Total return (a)	1.42	% (f)	29.28%	0.21%	(8.10)%	23.71%	(12.70	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,513		$8,672	$8,823	$22,113	$42,773	$34,043
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.22	% (e)	3.04%	3.00%	3.41%	2.40%	2.78	% (e)
After fees waived and expenses absorbed (d)	2.51	% (e)	2.45%	2.74%	3.41%	2.46%	2.45	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.23	)% (e)	(0.96)%	0.01%	(1.15)%	(0.71)%	(0.97	)% (e)
After fees waived and expenses absorbed (d)	0.49	% (e)	(0.37)%	0.28%	(1.15)%	(0.77)%	(0.64	)% (e)
Portfolio turnover rate	278.27	% (f)	374.70%	601.59%	680.35%	575.17%	347.59	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, 0.77% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.06% for the six months ended December 31, 2014, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(h)	The amount of net investment income (loss) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(1)	The AmericaFirst Absolute Return Fund Class A commenced operations on February 26, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

39

AmericaFirst Absolute Return Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$12.22		$9.39	$9.40	$10.85	$9.07

Investment operations:
Net investment income (loss) (2)	0.07	(h)	0.05 (h)	0.06	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	0.14		2.78	0.01 (g)	(0.76)	1.79
Total from investment operations	0.21		2.83	0.07	(0.83)	1.78

Distributions from:
Net realized gain	—		—	—	(0.62)	—
Return of capital	—		—	(0.08)	—	—
Total distributions	—		—	(0.08)	(0.62)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$12.43		$12.22	$9.39	$9.40	$10.85

Total return (a)	1.72	% (f)	30.14%	0.72%	(7.68)%	19.63	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$812		$1,121	$688	$4,890	$13,774
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.72	% (e)	2.55%	2.53%	2.86%	1.90	% (e)
After fees waived and expenses absorbed (d)	1.79	% (e)	1.81%	2.24%	2.86%	1.96	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	0.21	% (e)	(0.27)%	0.45%	(0.72)%	(0.02	)% (e)
After fees waived and expenses absorbed (d)	1.14	% (e)	0.47%	0.65%	(0.72)%	(0.08	)% (e)
Portfolio turnover rate	278.27	% (f)	374.70%	601.59%	680.35%	575.17	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, 0.77% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.06% for the six months ended December 31, 2014, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(h)	The amount of net investment income (loss) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(1)	The AmericaFirst Absolute Return Fund Class I commenced operations on July 12, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

40

AmericaFirst Absolute Return Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010(1)
	(Unaudited)
Net asset value, beginning of period	$11.78		$9.15	$9.19	$10.72	$8.72	$10.00

Investment operations:
Net investment loss (2)	—		(0.09)	(0.02)	(0.16)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	0.13		2.72	(0.02)	(0.75)	2.13	(1.25)
Total from investment operations	0.13		2.63	(0.04)	(0.91)	2.00	(1.28)

Distributions from:
Net realized gain	—		—	—	—	—	—
Return of capital	—		—	—	(0.62)	—	—
Total distributions	—		—	—	(0.62)	—	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—

Net asset value, end of period	$11.91		$11.78	$9.15	$9.19	$10.72	$8.72

Total return (a)	1.10	% (f)	28.74%	(0.38)%	(8.54)%	22.94%	(12.80	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,165		$7,966	$8,759	$21,385	$47,319	$30,751
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.72	% (e)	3.54%	3.52%	3.90%	2.90%	3.28	% (e)
After fees waived and expenses absorbed (d)	3.01	% (e)	2.95%	3.25%	3.90%	2.96%	2.95	% (e)
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.76	)% (e)	(1.47)%	(0.48)%	(1.68)%	(1.21)%	(1.47	)% (e)
After fees waived and expenses absorbed (d)	(0.04	)% (e)	(0.88)%	(0.21)%	(1.68)%	(1.27)%	(1.14	)% (e)
Portfolio turnover rate	278.27	% (f)	374.70%	601.59%	680.35%	575.17%	347.59	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, 0.77% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.06% for the six months ended December 31, 2014, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See note 3)

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(h)	The amount of net investment income (loss) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(1)	The AmericaFirst Absolute Return Fund Class U commenced operations on February 26, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

41

AmericaFirst Quantitative Strategies Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class A									Class I
	Six Months		For the Year	For the Year	For the Year		For the Year	For the Year		For the Period
	Ended		Ended	Ended	Ended		Ended	Ended		Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012		June 30, 2011	June 30, 2010		December 31, 2014 (1)
	(Unaudited)									(Unaudited)
Net asset value, beginning of period	$6.97		$6.29	$5.77	$6.67		$5.58	$4.81		$6.19

Investment operations:
Net investment income (2)	0.06		0.14	0.19	0.17		0.19	0.15		—
Net realized and unrealized gain (loss) on investments	(0.34)		1.10	0.52	(0.13)		1.33	0.76		—
Total from investment operations	(0.28)		1.24	0.71	0.04		1.52	0.91		—

Distributions from:
Net investment income	(0.04)		(0.11)	(0.19)	(0.18)		(0.19)	(0.14)		—
Net realized gain	(0.46)		(0.45)	—	(0.77)		(0.24)	—		—
Total distributions	(0.50)		(0.56)	(0.19)	(0.95)		(0.43)	(0.14)		—

Paid in Capital from Affiliate Payment	—		—	—	0.01		—	—		—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	—	(c)	—	—		—

Net asset value, end of period	$6.19		$6.97	$6.29	$5.77		$6.67	$5.58		$6.19

Total return (a)	(4.03	)% (h)	20.34%	12.43%	2.16	% (f)	27.66%	18.96%		0.00	% (h)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$41,303		$40,419	$23,521	$17,566		$23,856	$16,669		$6	(i)
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.66	% (g)	1.76%	1.73%	1.74%		1.78%	2.46	% (e)	0.00	% (g)
After fees waived and expenses absorbed (d)	1.50	% (g)	1.50%	1.50%	1.52%		1.51%	1.59	% (e)	0.00	% (g)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.73	% (g)	1.88%	2.86%	2.69%		2.65%	2.55	% (e)	0.00	% (g)
After fees waived and expenses absorbed (d)	1.89	% (g)	2.14%	3.09%	2.91%		2.92%	3.42	% (e)	0.00	% (g)
Portfolio turnover rate	166.69	% (h)	306.73%	228.87%	346.05%		284.37%	76.67%		166.69	% (h)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.02% for the year ended June 30, 2012 and 0.01% for the year ended June 30, 2011 attributed to interest expense.

(e)	The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09%
These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio.

(f)	For the year ended June 30, 2012, 0.27% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 1.89%.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount is actual; not rounded.

(1)	The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

42

AmericaFirst Quantitative Strategies Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Year or Period

	Class C
	Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
	(Unaudited)
Net asset value, beginning of period	$6.93		$6.26	$5.74	$6.64	$5.56	$4.81

Investment operations:
Net investment income (2)	0.04		0.09	0.15	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.35)		1.11	0.52	(0.14)	1.33	0.76
Total from investment operations	(0.31)		1.20	0.67	0.00	1.47	0.87

Distributions from:
Net investment income	(0.03)		(0.08)	(0.15)	(0.13)	(0.15)	(0.12)
Net realized gain	(0.46)		(0.45)	—	(0.77)	(0.24)	—
Total distributions	(0.49)		(0.53)	(0.15)	(0.90)	(0.39)	(0.12)

Paid in Capital from Affiliate Payment	—		—	—	—	—	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—	—

Net asset value, end of period	$6.13		$6.93	$6.26	$5.74	$6.64	$5.56

Total return (a)	(4.51	)% (g)	19.62%	11.68%	1.32%	26.73%	17.95%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$39,454		$37,773	$25,848	$25,030	$39,703	$16,428
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.41	% (f)	2.50%	2.48%	2.49%	2.53%	3.22	% (e)
After fees waived and expenses absorbed (d)	2.25	% (f)	2.25%	2.25%	2.27%	2.26%	2.34	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	0.98	% (f)	1.09%	2.16%	2.08%	2.09%	1.96	% (e)
After fees waived and expenses absorbed (d)	1.14	% (f)	1.34%	2.39%	2.30%	2.36%	2.84	% (e)
Portfolio turnover rate	166.69	% (g)	306.73%	228.87%	346.05%	284.37%	76.67%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.02% for the year ended June 30, 2012 and 0.01% for the year ended June 30, 2011 attributed to interest expense.

(e)	The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio.

(f)	Annualized.

(g)	Not annualized.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

43

AmericaFirst Seasonal Trends Fund

Financial Highlights

For a Fund Share Outstanding Throughout the Period

	Class A		Class I		Class U
	Six Months	For the Period	Six Months	For the Period	Six Months	For the Period
	Ended	Ended	Ended	Ended	Ended	Ended
	December 31, 2014	June 30, 2014 (1)	December 31, 2014	June 30, 2014 (1)	December 31, 2014	June 30, 2014 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.37	$10.00	$10.41	$10.00	$10.34	$10.00

Investment operations:
Net investment income (loss) (2)	0.06	(0.02)	0.09	0.02 (f)	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	(0.18)	0.39	(0.19)	0.39	(0.18)	0.40
Total from investment operations	(0.12)	0.37	(0.10)	0.41	(0.15)	0.34

Distributions from:
Net investment income	(0.06)	—	(0.07)	—	(0.05)	—
Total distributions	(0.06)	—	(0.07)	—	(0.05)	—

Paid in Capital from Redemption Fees	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of period	$10.19	$10.37	$10.24	$10.41	$10.14	$10.34

Total return (a)(e)	(1.17)%	3.70%	(0.96)%	4.10%	(1.49)%	3.40%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10,990	$10,060	$12,744	$17,563	$4,322	$4,093
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.71%	2.74%	2.21%	2.04%	3.21%	3.15%
After fees waived and expenses absorbed (d)	2.45%	2.45%	1.95%	1.95%	2.95%	2.95%
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	0.82%	(0.51)%	1.42%	0.17%	0.33%	(1.01)%
After expense reimbursement (d)	1.08%	(0.22)%	1.69%	0.26%	0.59%	(0.81)%
Portfolio turnover rate (e)	176.06%	317.87%	176.06%	317.87%	176.06%	317.87%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	Annualized.

(e)	Not annualized.

(f)	The amount of net investment income (loss) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

44

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2014	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the Trust was a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series. These financial statements include the following five series: AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund, AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Trends Fund (each a “Fund” and collectively, the “Funds”). The Funds, except for AmericaFirst Defensive Growth Fund, are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Income Trends Fund (“Income Trends Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by standard deviation.

AmericaFirst Absolute Return Fund (“Absolute Return Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on September 28, 2007. Prior to November 3, 2008, the Fund was named the AmericaFirst Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Trends Fund (“Seasonal Trends Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

The Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Seasonal Trends Fund offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)     Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Exchange Traded Funds ("ETF") - The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$51,419,457	$51,419,457	$—	$—
Exchange Traded Funds	1,209,953	1,209,953	—	—
Short Term Investment	238,204	238,204	—	—
Total	$52,867,614	$52,867,614	$—	$—

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$10,494,639	$10,494,639	$—	$—
Exchange Traded Notes	441,140	441,140	—	—
Total	$10,935,779	$10,935,779	$—	$—

Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$17,966,933	$17,966,933	$—	$—
Bonds & Notes (2)	1,779,413	—	1,779,413	—
Short Term Investment	12,267,486	12,267,486	—	—
Total	$32,013,832	$30,234,419	$1,779,413	$—

Absolute Return Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$10,697,094	$10,697,094	$—	$—
Exchange Traded Funds	3,445,516	3,445,516	—	—
Short Term Investment	2,474,200	2,474,200	—	—
Total	$16,616,810	$16,616,810	$—	$—
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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Absolute Return Fund

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$1,466,620	$1,466,620	$—	$—
Exchange Traded Notes	804,076	804,076	—	—
Total	$2,270,696	$2,270,696	$—	$—

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$69,442,649	$69,442,648	$—	$—
Exchange Traded Funds	6,284,960	6,284,960	—	—
Bonds & Notes (2)	3,015,669	—	3,015,669	—
Short Term Investment	1,427,097	1,427,097	—	—
Total	$80,170,375	$77,154,705	$3,015,669	$—

Seasonal Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$28,018,285	$28,018,285	$—	$—
Total	$28,018,285	$28,018,285	$28,877,969	$—

(1)	As of and during the period ended December 31, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	For a detailed break-out of common stocks, preferred stocks, and bonds & notes by investment industry please refer to the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the year ended December 31, 2014. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)     Short Sales – A “short sale” is a transaction in which a fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)     Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2011-2013) or expected to be taken in the Funds’ 2014 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)     Distribution to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)     Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

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AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)     Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)     Foreign Currency – The accounting records of each Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)     Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)     Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)     Credit Facility – The Defensive Growth, Income Trends, Quantitative Strategies, Absolute Return and Seasonal Trends Funds have entered into a revolving line of credit agreement with Union Bank for the purpose of covering redemptions in the Funds subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed in total under the agreement is $5,000,000. The Funds will be charged an interest rate of 3.25%. The Funds did not utilize the line of credit during the six months ended December 31, 2014 and there were no outstanding loans at December 31, 2014.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$75,788,122	$64,393,842
Income Trends Fund	33,394,989	52,566,374
Absolute Return Fund	41,253,059	47,255,211
Quantitative Strategies Fund	139,331,602	129,941,240
Seasonal Trends Fund	45,970,470	47,877,487

There were no government securities purchased or sold by the Funds during the period.

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreements (the “Management Agreements”). Under the terms of the Management Agreements, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreements provide that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreements, the Manager is paid a bi-monthly management fee at the annual rate of 1.50%, 1.25%, 1.50%, 1.00% and 1.50% of the average daily net assets of the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively. For the six months ended December 31, 2014, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund incurred $327,525, $248,091, $128,477, $410,381 and $226,144 of management fees, before waiver and reimbursements described below.

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AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive, with respect to the Funds’ Class A, Class C, Class U and Class I Shares of the Seasonal Trends Fund, of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation, and with respect to the Funds’ Class I Shares except the Seasonal Trends Fund, exclusive of any front-end or contingent deferred loads, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.45% for Class A, 1.94% for Class I and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through October 31, 2015; at 2.20% for Class A, 1.40% for Class I and 2.70% for Class U of the Income Trends Fund’s average daily net assets through October 31, 2015; at 2.45% for Class A, 1.74% for Class I and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through October 31, 2015 and 1.50% for Class A, 2.25% for Class C and 1.95% for Class I of the Quantitative Strategies Fund’s average daily net assets through October 31, 2015 and through October 31, 2016 for Class I shares; at 2.45% for Class A, 1.95% for Class I and 2.95% for the Class U of the Seasonal Trends Fund’s average daily net assets through October 31, 2015. Through November 7, 2013, the Expense Limits for Class I under which the Manager had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) were 1.95%, 1.95% and 1.70% of the average daily net assets of the Absolute Return Fund, Defensive Growth Fund and Income Trends Fund, respectively. However, as of November 8, 2013, Class I shares of the Defensive Growth Fund, Income Trends Fund and Absolute Return Fund do not exclude borrowing costs or dividends on securities sold short from the Expense Limits.

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the six months ended December 31, 2014, the Manager waived management fees of $112,222 for the Defensive Growth Fund. The Manager may recapture $74,769, $72,989, and $147,212 no later than June 30, 2015, June 30, 2016, and June 30, 2017 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2014, the Manager waived management fees of $64,474 for the Income Trends Fund. The Manager may recapture $51,974, $72,391, and $114,214 no later than June 30, 2015, June 30, 2016, and June 30, 2017 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2014, the Manager waived management fees of $62,087 for the Absolute Return Fund. The Manager may recapture $3,266, $80,241, and $107,501 no later than June 30, 2015, June 30, 2016, and June 30, 2017 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2014, the Manager waived management fees of $65,724 for the Quantitative Strategies Fund. The Manager may recapture $109,711, $105,032, and $149,421 no later than June 30, 2015, June 30, 2016 and June 30, 2017, respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2014, the Manager waived management fees of $39,538 for the Seasonal Trends Fund. The Manager may recapture $25,579 no later than June 30, 2017, subject to the terms of the Expense Limitation Agreement.

The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.50% for Class A and 1.00% for Class U, respectively, per year of its average daily net assets of the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund and the Seasonal Trends Fund for such distribution and shareholder service activities. The Quantitative Strategies Fund may pay up to 0.25% for Class A and 1.00% for Class C, respectively, per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended December 31, 2014, $87,353, $108,936, $59,435, $249,637 and $48,382 were incurred under the Plan for the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2014, the Distributor received underwriter commissions of $571,008 for sales of Class A, Class C and Class U shares, of which $64,201 was retained by the principal underwriter or other affiliated broker-dealers.

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AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

Garfield Holdings, LLC, (“Garfield”) an affiliate of an affiliated person of the Manager, provides compliance services to the Funds. Garfield charges a monthly fee of $1,250 per Fund.

(4)	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2014, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund assessed $4,186, $2,483, $1,389, $9,301 and $14,402, respectively, in redemption fees.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended June 30, 2014 and June 30, 2013 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of	Total
6/30/2014	Income	Capital Gain	Capital	Distribution
Defensive Growth Fund	$2,145,023	$—	$—	$2,145,023
Income Trends Fund	1,050,811	—	1,664,032	2,714,843
Absolute Return Fund	—	—	—	—
Quantitative Strategies Fund	4,147,579	208,581	—	4,356,160
Seasonal Trends Fund	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of	Total
6/30/2013	Income	Capital Gain	Capital	Distribution
Defensive Growth Fund	$947,339	$2,470	$—	$949,809
Income Trends Fund	1,370,485	—	332,558	1,703,043
Absolute Return Fund	—	—	67,368	67,368
Quantitative Strategies Fund	1,279,615	—	—	1,279,615

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Defensive Growth Fund	$3,177,404	$—	$—	$(26,927)	$—	$1,421,060	$4,571,537
Income Trends Fund	—	—	(4,839,410)	—	—	456,335	(4,383,075)
Absolute Return Fund	—	—	(6,226,176)	—	(33,627)	669,971	(5,589,832)
Quantitative Strategies Fund	5,881,753	245,525	—	—	—	1,615,017	7,742,295
Seasonal Trends Fund	37,725	—	—	—	—	282,155	319,880

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/ (loss) and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships and constructive sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Absolute Return Fund incurred and elected to defer such late year losses of $33,627.

At June 30, 2014, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Defensive Growth Fund	$—	$—	$—
Income Trends Fund	4,839,410	—	4,839,410
Absolute Return Fund	5,115,377	1,110,799	6,226,176
Quantitative Strategies Fund	—	—	—
Seasonal Trends Fund	—	—	—
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AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL (continued)

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), reclass of net operating losses and income distributions, adjustments for real estate investment trusts, partnerships, and the capitalization of in lieu of dividend payments, resulted in reclassification for the following Funds for the year or period ended June 30, 2014 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized Gain/(Loss)
	Capital	Income	from Security Transactions
Defensive Growth Fund	$—	$265,073	$(265,073)
Income Trends Fund	—	(399,240)	399,240
Absolute Return Fund	(113,019)	76,627	36,392
Quantitative Strategies Fund	—	348,940	(348,940)
Seasonal Trends Fund	—	1,254	(1,254)

(6)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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AMERICAFIRST QUANTITATIVE FUNDS Additional Information (Unaudited)

Renewal of the Investment Advisory Agreement between the Trust and the Adviser

At an in person meeting held September 15, 2014, the Board of Trustees including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the AmericaFirst Quantitative Funds (the “Trust”), and AmericaFirst Capital Management, LLC (the “Adviser”) with respect to the funds of the Trust: the AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”), AmericaFirst Income Trends Fund (“Income Trends Fund”), AmericaFirst Absolute Return Fund (“Absolute Return Fund”), AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”), and the AmericaFirst Seasonal Trends Fund (“Seasonal Trends Fund”), (each a “Fund” and together, the “Funds”). In its consideration of renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Adviser related to the Advisory Agreement with the Trust on behalf of the Funds, a description of the manner in which investment decisions are to be made and executed, the Adviser’s Form ADV Parts I and II, a profitability analysis and projections of financial condition, an overview of the personnel that would perform services for the Funds, the compliance policies and procedures of the Adviser, including a certification that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser. The Trustees also noted the Adviser is subject to an SEC exam, but that no conclusions on the disposition of the exam could be reached as it is ongoing, but that no material developments where expected. Next, the Trustees reviewed the financial condition of the Adviser. They noted the Adviser is under a certain amount of financial stress as it has not been profitable over the last two years ended June 30, 2014, is burdened by a significant amount of short-term debt and other liabilities, and is subject to a suit for non-Fund-related legal fees. The Trustees next considered that the Adviser has a financial stability plan that involves rolling over or renegotiating debt, spreading out over time any other liability payments such that they are not immediately burdensome and vigorously defending the suit. The Trustees also noted that the Adviser has undertaken to provide timely reports on debt maturities and roll overs as well as material legal developments. The Trustees discussed mitigating factors that would tend to offset the financial strain under which the Adviser operates. The Trustees next considered that the Adviser’s Funds- related advisory fees net of the effect the expense limitation agreement and its financial plan should permit the Adviser sufficient monetary resources to continue to discharge its duties to the Funds. The Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed a comparison of each Fund’s advisory fee and total operating expense data as compared to a peer group derived from the Morningstar category to which each Fund belonged based on based on categorically similar investment objectives and strategies.

With respect to the Defensive Growth Fund, the Trustees found that the Fund’s advisory fee of 1.50% was marginally higher than the mean of its peer universe, the Morningstar Long/Short Equity category, and was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 3.33% (as measured by Class A Shares) was marginally higher than the mean of its peer universe but was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Income Trends Fund, the Trustees found that the Fund’s advisory fee of 1.25% was higher than the mean of its peer universe, the Morningstar Conservative Allocation category, and was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.23% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s category

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AMERICAFIRST QUANTITATIVE FUNDS
Additional Information (Unaudited)

average and within a range of reasonable expenses.

With respect to the Absolute Return Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, the Morningstar World Allocation category, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.45% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Quantitative Strategies Fund, the Trustees found that the Fund’s advisory fee of 1.00% was higher than the mean of its peer universe, the Morningstar Moderate Allocation category, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 1.54% (as measured by Class A Shares) was only slightly higher than the mean of its peer universe but and less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Seasonal Trends Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, a composite of six Morningstar categories that were selected to incorporate the Fund’s seasonal investment strategy, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.49% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s composite category average and within a range of reasonable expenses.

The Trustees considered that the level of sophistication to be utilized by the Adviser in executing its investment strategies and concluded that the proposed contractual advisory fees to be paid to the Adviser with respect to each Fund was reasonable and acceptable in light of the quality of the services the Funds expected to continue to receive from the Adviser.

Performance. The Trustees next reviewed and considered the performance of each of the Funds as compared to each Fund’s respective index-based or peer group-based benchmarks.

With respect to the Defensive Growth Fund, the Trustees noted that the Fund (Class A Shares) returned 16.22% for the one-year period ended June 30, 2014 and 12.82% since the Fund’s inception on May 23, 2011, outperforming its benchmark, the Lipper Long/Short Equity Index for each respective period. The Trustees also noted that the Defensive Growth Fund outperformed the mean of the peer group derived from the Morningstar Long/Short Equity category for the annual period ended June 30, 2014. The Trustees concluded that performance was satisfactory.

With respect to the Income Trends Fund, the Trustees noted that the Fund (Class A Shares) returned 7.83% and 4.06% for the one-year and three-year periods ended June 30, 2014, respectively, outperforming its benchmark, the Barclays Aggregate Bond Index, for each respective period. The Trustees also noted that the Income Trends Fund underperformed the mean of the peer group derived from the Morningstar Conservative Allocation category and the Lipper Income Funds Index for the annual period ended June 30, 2014. The Trustees concluded that performance was satisfactory.

With respect to the Absolute Return Fund, the Trustees noted that the Fund (Class A Shares) returned 29.28% and 5.99% for the one-year and three-year periods ended June 30, 2014, respectively, outperforming its benchmark, the Lipper Absolute Return Index, for the one-year and three-year periods. The Trustees also noted that the Absolute Return Fund outperformed the mean of the peer group derived from the Morningstar World Allocation category for the one- and three-year periods ended June 30, 2014 and outperformed the S&P 500 Index over the one-year period but lagged over the three-year period. The Trustees concluded that performance was satisfactory.

With respect to the Quantitative Strategies Fund, the Trustees noted that the Fund (Class A Shares) returned 20.34%, 11.39% and 15.99% for the one-, three- and five-year periods ended June 30, 2014, respectively, outperforming the benchmark, the Lipper Absolute Return Index, for each respective period. The Trustees also noted that the Quantitative Strategies Fund outperformed the mean of the peer group derived from the Morningstar

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AMERICAFIRST QUANTITATIVE FUNDS
Additional Information (Unaudited)

Moderate Allocation category for the one-, three-year and five-year periods ended June 30, 2014, but lagged the S&P 500 Index over the same periods. The Trustees concluded that performance was satisfactory.

With respect to the Seasonal Trends Fund, the Trustees noted that the Fund was launched on October 31, 2013. During the fiscal period ended June 30, 2014, the Fund (Class A Shares) gained 3.70% while the S&P 500 Index returned 12.77%. The Fund has underperformed its benchmark the Dow Jones US Moderately Conservative Index and the mean of the peer group derived from the Morningstar (6 category blend) benchmarks since the inception period. The Trustees noted that because of the short life of the Fund and its highly specialized seasonal strategy it was difficult to make conclusions about performance. The Trustees concluded that, even though below reference benchmarks, performance was satisfactory and would be monitored for improvement.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Funds. The Trustees reviewed and considered an estimated profitability analysis and selected financial information of the Adviser. The Trustees noted that the Trust has yet to reach $500 million in aggregate assets and that they would revisit it when it does reach that level or as a Fund significantly increases in size to above $100 million. At this point there was no consideration in a reduction in the advisory fees, but the issue of economies of scale would be revisited as Fund assets increase.

Profitability. The Trustees considered the Adviser’s historic and anticipated profitability and whether these profits are reasonable in light of the services provided to the Funds and in light of the Fund’s projected growth. The Trustees reviewed a profitability analysis provided by the Adviser, and noted that, based on the information provided, that the Adviser is waiving a portion of its fees with respect to each Fund and waived a portion of its advisory fee for the first year of operation of the Seasonal Trends Fund. The Trustees noted that the Adviser is not profitable or only slightly so with respect to each Fund’s advisory contract and not profitable when the totality of each Fund’s sources of revenue and expenses is considered. The Independent Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser’s level of profitability from its relationship with the Funds is not excessive.

Conclusion. During the Board’s deliberations, including an executive session of only Independent Trustees, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the renewal of the Advisory Agreement.

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AMERICAFIRST QUANTITATIVE FUNDS
Additional Information (Unaudited) (Continued)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC -0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

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PRIVACY notice

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

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Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds does not jointly market.
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AmericaFirst Quantitative Funds

MANAGER
AmericaFirst Capital Management, LLC
8150 Sierra College Blvd.
Suite 290
Roseville, CA 95661

ADMINISTRATOR
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/11/15

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 3/11/15